            AS FILED WITH THE SECURITIES AND EXCHANGE ON MAY 26, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4815

                                ULTRA SERIES FUND
               (Exact name of registrant as specified in charter)

                             5910 Mineral Point Road
                                Madison, WI 53705
                     (Name and address of agent for service)

        Registrant's telephone number including area code: (608) 238-5851

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS

                                ULTRA SERIES FUND
                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

                                 March 31, 2006

          Distributed by: CUNA Brokerage Services, Inc.
                          Office of Supervisory Jurisdiction
                          2000 Heritage Way
                          Waverly, IA 50677
                          Telephone: (319) 352-4090
                                     (800) 798-5500

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
ULTRA SERIES FUND
Portfolios of Investments
   Money Market Fund ....................................................     2
   Bond Fund ............................................................     3
   High Income Fund .....................................................     7
   Balanced Fund ........................................................    13
   Large Cap Value Fund .................................................    18
   Large Cap Growth Fund ................................................    20
   Mid Cap Value Fund ...................................................    22
   Mid Cap Growth Fund ..................................................    25
   Global Securities Fund ...............................................    27
   International Stock Fund .............................................    30
Notes to Portfolios of Investments ......................................    34
Other Information .......................................................    38

QUARTERLY HOLDINGS REPORT MARCH 31, 2006

2           MONEY MARKET FUND - PORTFOLIO OF INVESTMENTS (UNAUDITED)


                                                                        Value
 Par Value                                                            (Note 1)
-----------                                                         ------------
ASSET BACKED - 0.62%
$   587,567   Nissan Auto Receivables Owner
              Trust, Series 2005-C, Class A1
              3.861%, due 09/15/06                                  $    587,567
                                                                    ------------
              TOTAL ASSET BACKED                                         587,567
                                                                    ------------
              (Cost $587,567)

CORPORATE NOTES AND BONDS - 14.27%
              FINANCE - 14.27%
  2,025,000   Bank of America Corp.
              7.125%, due 09/15/06                                     2,051,346
  5,250,000   Goldman Sachs Group, Inc., Series B(G)
              4.670%, due 08/01/06                                     5,251,187
  3,100,000   Merrill Lynch & Co., Inc. (G)
              5.170%, due 05/22/06                                     3,101,861
  3,000,000   Morgan Stanley
              6.100%, due 04/15/06                                     3,002,638
                                                                    ------------
              TOTAL CORPORATE NOTES AND BONDS                         13,407,032
                                                                    ------------
              (Cost $13,407,032)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 79.11%
              FEDERAL AGRICULTURAL MORTGAGE CORP. (A) - 7.16%
  2,500,000   4.620%, due 04/21/06                                     2,493,583
  4,250,000   4.500%, due 04/28/06                                     4,235,656
                                                                    ------------
                                                                       6,729,239
                                                                    ------------
              FEDERAL FARM CREDIT BANK - 16.54%
  4,250,000   4.460%, due 04/17/06 (A)                                 4,241,576
  7,000,000   4.520%, due 06/01/06 (G)                                 6,999,766
  4,300,000   4.600%, due 07/14/06 (G)                                 4,300,000
                                                                    ------------
                                                                      15,541,342
                                                                    ------------
              FEDERAL HOME LOAN BANK (A) - 12.99%
  4,250,000   4.455%, due 04/12/06                                     4,244,215
  4,000,000   4.510%, due 04/26/06                                     3,987,472
  4,000,000   4.620%, due 05/19/06                                     3,975,360
                                                                    ------------
                                                                      12,207,047
                                                                    ------------
              FEDERAL HOME LOAN MORTGAGE CORP. - 19.90%
  4,250,000   4.515%, due 04/11/06 (A)                                 4,244,670
  4,000,000   4.580%, due 05/01/06 (A)                                 3,984,733
  2,000,000   4.560%, due 05/02/06 (A)                                 1,992,147
  4,500,000   4.620%, due 05/23/06 (A)                                 4,469,970
  4,000,000   4.870%, due 01/26/07 (G)                                 4,000,000
                                                                    ------------
                                                                      18,691,520
                                                                    ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION (A) - 10.57%
  2,500,000   4.420%, due 04/03/06                                     2,499,386
  4,500,000   4.660%, due 05/10/06                                     4,477,283
  2,000,000   4.580%, due 07/05/06                                     1,975,828
  1,000,000   4.470%, due 10/02/06                                       977,153
                                                                    ------------
                                                                       9,929,650
                                                                    ------------
              TENNESSEE VALLEY AUTHORITY (A) - 4.25%
$ 4,000,000   4.620%, due 04/06/06                                  $  3,997,433
                                                                    ------------
              U.S. TREASURY BILLS (A) - 7.70%
    250,000   4.459%, due 04/06/06                                       249,845
  2,800,000   4.300%, due 04/13/06                                     2,795,987
  4,200,000   4.320%, due 04/20/06                                     4,190,424
                                                                    ------------
                                                                       7,236,256
                                                                    ------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS            74,332,487
                                                                    ------------
              (Cost $74,332,487)

Shares
-----------
INVESTMENT COMPANIES - 5.84%
  3,623,720   J.P. Morgan Prime
              Money Market Fund                                        3,623,720
  1,864,147   SSgA Prime Money Market Fund                             1,864,147
                                                                    ------------
              TOTAL INVESTMENT COMPANIES                               5,487,867
                                                                    ------------
              (Cost $5,487,867)

TOTAL INVESTMENTS - 99.84%                                            93,814,953
                                                                    ------------
(Cost $93,814,953**)

NET OTHER ASSETS AND LIABILITIES - 0.16%                                 146,083
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $ 93,961,036
                                                                    ============

----------
**   Aggregate cost for Federal tax purposes was $93,814,953.

(A)  Rate noted represents annualized yield at time of purchase.

(G)  Floating rate note. Date shown is next reset date.

              See accompanying Notes to Portfolios of Investments.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2006

                BOND FUND - PORTFOLIO OF INVESTMENTS (UNAUDITED)               3


                                                                        Value
 Par Value                                                            (Note 1)
-----------                                                         ------------
ASSET BACKED - 4.42%
$   684,469   ABSC Long Beach Home Equity Loan Trust,
              Series 2000-LB1, Class AF5 (M)
              8.550%, due 09/21/30                                  $    682,386
  2,100,000   Ameriquest Mortgage Securities,
              Inc.,
              Series 2004-FR1, Class M2 (M)
              5.207%, due 05/25/34                                     2,056,053
  4,200,000   Citibank Credit Card Issuance Trust,
              Series 2004-A1, Class A1
              2.550%, due 01/20/09                                     4,113,061
  2,435,044   Countrywide Asset-Backed
              Certificates,
              Series 2003-S1, Class A4 (M)
              5.009%, due 12/25/32                                     2,427,784
  2,000,000   GMAC Mortgage Corp. Loan Trust,
              Series 2004-HE2, Class M1 (M)
              3.950%, due 10/25/33                                     1,930,354
  2,647,167   Green Tree Financial Corp.,
              Series 1996-1, Class M1
              7.000%, due 03/15/27                                     2,546,609
  2,452,208   Green Tree Financial Corp.,
              Series 1998-2, Class A6
              6.810%, due 12/01/27                                     2,456,966
  3,500,000   New Century Home Equity Loan Trust,
              Series 2003-5, Class AI5
              5.500%, due 11/25/33                                     3,487,969
  2,475,000   Renaissance Home Equity Loan Trust,
              Series 2005-4, Class M9 (M)
              7.000%, due 02/25/36                                     2,340,422
  2,000,000   Residential Asset Mortgage Products,
              Inc.,
              Series 2003-RS9, Class AI5
              4.990%, due 03/25/31                                     1,989,798
  1,745,000   Soundview Home Equity Loan Trust,
              Series 2005-B, Class M6 (M)
              6.175%, due 05/25/35                                     1,732,087
  2,245,000   Wells Fargo Home Equity Trust,
              Series 2004-2, Class M8A (C)(G)(M)
              7.818%, due 03/25/33                                     2,244,951
                                                                    ------------
              TOTAL ASSET BACKED                                      28,008,440
                                                                    ------------
              (Cost $28,379,893)

COMMERCIAL MORTGAGE BACKED - 5.46%
  3,768,369   Bear Stearns Commercial Mortgage Securities,
              Series 2001-TOP4, Class A1
              5.060%, due 11/15/16                                     3,745,893
  2,800,000   Bear Stearns Commercial Mortgage Securities,
              Series 2004-T16, Class A2
              3.700%, due 02/13/46                                     2,707,792
  2,800,000   Bear Stearns Commercial Mortgage Securities,
              Series 2004-T16, Class A6 (G)
              4.750%, due 02/13/46                                     2,637,506
  1,810,000   Bear Stearns Commercial Mortgage Securities,
              Series 2005-T20, Class F (C)(G)
              5.486%, due 10/12/42                                     1,716,713
  3,000,000   Greenwich Capital Commercial Funding Corp.,
              Series 2004-GG1, Class A7 (G)
              5.317%, due 06/10/36                                     2,947,653
$ 3,200,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C8, Class A6 (G)
              4.799%, due 12/15/29                                  $  3,040,432
    612,031   Morgan Stanley Capital I,
              Series 1999-CAM1, Class A3
              6.920%, due 03/15/32                                       615,809
  5,550,000   Morgan Stanley Capital I,
              Series 2004-HQ4, Class A7
              4.970%, due 04/14/40                                     5,308,152
  7,000,000   Morgan Stanley Capital I,
              Series 2004-T13, Class A3 (C)
              4.390%, due 09/13/45                                     6,616,485
  1,695,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class J
              5.880%, due 11/28/35                                     1,426,978
  3,981,732   Wachovia Bank Commercial Mortgage Trust,
              Series 2003-C6, Class A1
              3.364%, due 08/15/35                                     3,856,657
                                                                    ------------
              TOTAL COMMERCIAL MORTGAGE BACKED                        34,620,070
                                                                    ------------
              (Cost $36,145,897)

PRIVATE LABEL MORTGAGE BACKED - 1.15%
7,338,114     Bank of America Alternative Loan Trust,
              Series 2005-12, Class 3CB1
              6.000%, due 01/25/36                                     7,288,056
                                                                    ------------
              TOTAL PRIVATE LABEL MORTGAGE BACKED                      7,288,056
                                                                    ------------
              (Cost $7,345,906)

CORPORATE NOTES AND BONDS - 26.32%
              CABLE - 0.41%
  2,500,000   Comcast Cable Communications
              6.875%, due 06/15/09                                     2,585,437
                                                                    ------------
              CAPITAL GOODS - 0.55%
  3,500,000   Caterpillar Financial Services Corp., Series F
              2.500%, due 10/03/06                                     3,453,566
                                                                    ------------
              CONSUMER DISCRETIONARY - 1.53%
  2,500,000   American Association of Retired Persons (C)
              7.500%, due 05/01/31                                     3,019,695
  2,300,000   Carnival Corp. (D)
              3.750%, due 11/15/07                                     2,241,828
  4,400,000   Erac USA Finance Co. (C)
              6.700%, due 06/01/34                                     4,430,070
                                                                    ------------
                                                                       9,691,593
                                                                    ------------
              CONSUMER STAPLES - 0.60%
  1,250,000   Coca-Cola Enterprises, Inc.
              4.375%, due 09/15/09                                     1,214,558
  2,700,000   Safeway, Inc.
              4.125%, due 11/01/08                                     2,606,496
                                                                    ------------
                                                                       3,821,054
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT MARCH 31, 2006

4         BOND FUND - PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)


                                                                        Value
 Par Value                                                            (Note 1)
-----------                                                         ------------
CORPORATE NOTES AND BONDS (CONTINUED)
              ENERGY - 2.56%
$ 2,460,000   Amerada Hess Corp.
              7.875%, due 10/01/29                                  $  2,864,528
  2,000,000   Burlington Resources Finance Co.
              5.700%, due 03/01/07                                     2,000,048
  3,500,000   ConocoPhillips
              6.650%, due 07/15/18                                     3,793,580
  2,310,000   Devon Financing Corp. ULC
              7.875%, due 09/30/31                                     2,788,803
  2,000,000   Pemex Project Funding Master Trust (O)
              7.375%, due 12/15/14                                     2,135,000
  2,275,000   Valero Energy Corp.
              7.500%, due 04/15/32                                     2,615,590
                                                                    ------------
                                                                      16,197,549
                                                                    ------------
              FINANCE - 4.82%
  2,700,000   AIG SunAmerica Global Financing XII(C)
              5.300%, due 05/30/07                                     2,696,795
  2,500,000   American General Finance Corp.,
              Series H
              4.625%, due 09/01/10                                     2,408,015
  2,000,000   Bear Stearns Cos., Inc.
              7.800%, due 08/15/07                                     2,065,156
  2,500,000   CIT Group, Inc.
              7.375%, due 04/02/07                                     2,548,045
  1,250,000   GE Global Insurance Holding Corp.
              7.000%, due 02/15/26                                     1,368,269
  1,680,000   GE Global Insurance Holding Corp.
              7.750%, due 06/15/30                                     2,007,187
  2,750,000   Goldman Sachs Group, Inc.
              5.700%, due 09/01/12                                     2,763,450
  4,250,000   HSBC Finance Corp.
              6.500%, due 11/15/08                                     4,369,247
  3,000,000   Merrill Lynch & Co., Inc.
              7.375%, due 05/15/06                                     3,007,098
  2,000,000   U.S. Bank N.A.
              6.300%, due 02/04/14                                     2,089,256
  2,750,000   Wachovia Corp.
              4.950%, due 11/01/06                                     2,744,505
  2,500,000   Washington Mutual Finance Corp.
              6.250%, due 05/15/06                                     2,503,377
                                                                    ------------
                                                                      30,570,400
                                                                    ------------
              HEALTH CARE - 2.72%
  2,600,000   Eli Lilly & Co.
              6.570%, due 01/01/16                                     2,797,171
  1,740,000   Genentech, Inc.
              5.250%, due 07/15/35                                     1,565,266
  3,480,000   Merck & Co., Inc.
              6.400%, due 03/01/28                                     3,549,931
  3,500,000   Quest Diagnostics, Inc.
              5.450%, due 11/01/15                                     3,410,810
  3,600,000   WellPoint, Inc.
              5.000%, due 12/15/14                                     3,433,550
  2,370,000   Wyeth (O)
              6.500%, due 02/01/34                                     2,476,358
                                                                    ------------
                                                                      17,233,086
                                                                    ------------
              INDUSTRIALS - 5.63%
$   760,000   Boeing Co.
              8.625%, due 11/15/31                                  $  1,016,790
  1,380,000   Boeing Co.
              6.875%, due 10/15/43                                     1,539,121
  1,140,000   D.R. Horton, Inc. (O)
              5.250%, due 02/15/15                                     1,039,168
  4,000,000   DaimlerChrysler N.A. Holding Corp.
              4.750%, due 01/15/08                                     3,943,948
  3,850,000   Dow Chemical Co. (O)
              5.750%, due 12/15/08                                     3,897,444
  2,000,000   Ford Motor Credit Co.
              5.800%, due 01/12/09                                     1,826,514
  3,200,000   General Electric Co.
              5.000%, due 02/01/13                                     3,112,643
  1,125,000   General Motors Acceptance Corp. (O)
              6.125%, due 08/28/07                                     1,091,167
  4,750,000   General Motors Acceptance Corp.
              7.250%, due 03/02/11                                     4,501,309
    800,000   International Paper Co.
              7.875%, due 08/01/06                                       805,325
  1,125,000   Pulte Homes, Inc. (O)
              5.200%, due 02/15/15                                     1,038,341
    958,000   Raytheon Co.
              4.500%, due 11/15/07                                       945,147
  2,465,000   Waste Management, Inc.
              7.125%, due 12/15/17                                     2,693,197
  2,250,000   Westvaco Corp.
              8.200%, due 01/15/30                                     2,463,581
  3,000,000   Weyerhaeuser Co.
              6.875%, due 12/15/33                                     3,013,635
  2,870,000   WM Wrigley Jr. Co.
              4.300%, due 07/15/10                                     2,758,044
                                                                    ------------
                                                                      35,685,374
                                                                    ------------
              PIPELINE - 0.28%
  1,675,000   KN Energy, Inc. (O)
              7.250%, due 03/01/28                                     1,793,551
                                                                    ------------
              REITS - 0.56%
  2,735,000   EOP Operating L.P.
              4.750%, due 03/15/14                                     2,518,733
  1,060,000   Simon Property Group, L.P. (O)
              5.625%, due 08/15/14                                     1,043,889
                                                                    ------------
                                                                       3,562,622
                                                                    ------------
              TELECOMMUNICATIONS - 1.85%
  3,000,000   Bellsouth Capital Funding
              7.875%, due 02/15/30                                     3,415,764
  2,400,000   Cisco Systems, Inc.
              5.500%, due 02/22/16                                     2,363,950
  2,000,000   Telephone & Data Systems, Inc.
              7.000%, due 08/01/06                                     2,006,290
  2,500,000   Verizon Wireless Capital LLC
              5.375%, due 12/15/06                                     2,500,277
  1,500,000   Vodafone Group PLC (D)
              5.000%, due 12/16/13                                     1,421,574
                                                                    ------------
                                                                      11,707,855
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2006

         BOND FUND - PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)          5


                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
CORPORATE NOTES AND BONDS (CONTINUED)
              TRANSPORTATION - 1.04%
$ 2,925,000   Burlington Northern Santa Fe Corp.
              8.125%, due 04/15/20                                 $   3,546,334
  1,268,000   Norfolk Southern Corp.
              5.590%, due 05/17/25                                     1,208,887
  1,400,000   Norfolk Southern Corp.
              7.050%, due 05/01/37                                     1,577,411
     11,204   Southwest Airlines Co., Series A3
              8.700%, due 07/01/11                                        12,286
    263,241   Union Pacific Railroad Co., Series
              1995-A
              6.540%, due 07/01/15                                       272,892
                                                                   -------------
                                                                       6,617,810
                                                                   -------------
              UTILITIES - 3.77%
  3,000,000   Constellation Energy Group, Inc.
              4.550%, due 06/15/15                                     2,729,028
  2,750,000   Consumers Energy Co.
              5.650%, due 04/15/20                                     2,633,898
  2,750,000   DTE Energy Co.
              6.450%, due 06/01/06                                     2,754,614
  2,000,000   Energy East Corp.
              8.050%, due 11/15/10                                     2,189,236
  2,925,000   Pacific Gas and Electric Co.
              6.050%, due 03/01/34                                     2,862,349
  2,400,000   Progress Energy, Inc.
              7.750%, due 03/01/31                                     2,789,935
  1,200,000   Sierra Pacific Power Co. (C)
              6.000%, due 05/15/16                                     1,183,666
  3,500,000   Southern Power Co., Series B
              6.250%, due 07/15/12                                     3,595,942
  3,000,000   Wisconsin Electric Power
              6.500%, due 06/01/28                                     3,181,458
                                                                   -------------
                                                                      23,920,126
                                                                   -------------
              TOTAL CORPORATE NOTES AND BONDS                        166,840,023
                                                                   -------------
              (Cost $169,724,367)

MORTGAGE BACKED - 24.42%
              FEDERAL HOME LOAN MORTGAGE CORP. - 5.37%
  5,535,975   5.000%, due 05/01/18 Pool # E96322                       5,405,686
  6,343,063   3.000%, due 10/15/21
              Series 2659, Class NJ                                    6,251,223
    176,054   8.000%, due 06/01/30 Pool # C01005                         187,421
    953,037   7.000%, due 03/01/31 Pool # C48129                         982,093
    349,690   6.500%, due 03/01/32 Pool # C65648                         357,224
  5,130,958   5.000%, due 07/01/33 Pool # A11325                       4,894,970
  1,403,340   6.000%, due 10/01/34 Pool # A28439                       1,405,056
  1,360,265   6.000%, due 10/01/34 Pool # A28598                       1,361,928
  8,612,942   5.500%, due 11/01/34 Pool # A28282                       8,422,184
    729,734   5.000%, due 04/01/35 Pool # A32314                         694,490
  1,699,381   5.000%, due 04/01/35 Pool # A32315                       1,617,305
  2,062,104   5.000%, due 04/01/35 Pool # A32316                       1,962,510
    565,025   5.000%, due 04/01/35 Pool # A32509                         537,736
                                                                   -------------
                                                                      34,079,826
                                                                   -------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.26%
$ 4,589,679   4.000%, due 04/01/15 Pool # 255719                   $   4,348,677
    327,036   6.000%, due 05/01/16 Pool # 582558                         331,611
  1,400,310   5.500%, due 09/01/17 Pool # 657335                       1,393,236
  2,039,166   5.500%, due 02/01/18 Pool # 673194                       2,028,864
  5,617,269   5.000%, due 05/01/20 Pool # 813965                       5,478,736
  4,776,292   4.500%, due 09/01/20 Pool # 835465                       4,568,873
    802,367   6.000%, due 05/01/21 Pool # 253847                         807,507
  3,898,059   5.500%, due 12/01/22 Pool # 254587                       3,843,625
    242,575   7.000%, due 12/01/29 Pool # 762813                         250,506
    351,540   7.000%, due 11/01/31 Pool # 607515                         362,423
    623,389   6.000%, due 02/01/32 Pool # 611619                         624,221
    568,476   6.500%, due 03/01/32 Pool # 631377                         581,215
     34,086   7.000%, due 04/01/32 Pool # 641518                          35,114
    576,160   7.000%, due 05/01/32 Pool # 644591                         593,995
  5,334,001   6.500%, due 06/01/32 Pool # 545691                       5,453,531
  5,990,103   5.500%, due 04/01/33 Pool # 690206                       5,858,734
  1,682,419   6.000%, due 08/01/33 Pool # 729407                       1,683,319
    873,972   6.000%, due 08/01/33 Pool # 729413                         874,440
  7,687,919   5.000%, due 10/01/33 Pool # 254903                       7,339,702
  8,242,718   5.500%, due 11/01/33 Pool # 555880                       8,061,947
    153,520   5.000%, due 05/01/34 Pool # 782214                         146,413
  1,976,500   5.000%, due 06/01/34 Pool # 778891                       1,885,004
  7,843,843   5.500%, due 06/01/34 Pool # 780384                       7,667,799
    276,253   7.000%, due 07/01/34 Pool # 792636                         284,507
    985,342   5.500%, due 08/01/34 Pool # 793647                         963,228
  4,602,611   5.500%, due 03/01/35 Pool # 810075                       4,493,999
  3,736,579   5.500%, due 03/01/35 Pool # 815976                       3,648,404
  4,350,799   5.500%, due 07/01/35 Pool # 825283                       4,248,130
  5,823,103   5.000%, due 08/01/35 Pool # 829670                       5,545,043
  2,441,923   5.500%, due 08/01/35 Pool # 826872                       2,384,299
  4,596,621   5.000%, due 09/01/35 Pool # 820347                       4,377,127
  5,265,230   5.000%, due 09/01/35 Pool # 835699                       5,013,809
  8,062,066   5.000%, due 10/01/35 Pool # 797669                       7,677,093
  1,138,110   5.500%, due 10/01/35 Pool # 836912                       1,111,253
  6,128,984   5.000%, due 11/01/35 Pool # 844809                       5,836,318
  6,224,303   5.000%, due 12/01/35 Pool # 850561                       5,927,085
                                                                   -------------
                                                                     115,729,787
                                                                   -------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.79%
     95,701   8.000%, due 10/20/15 Pool # 002995                         101,510
  4,200,000   5.008%, due 12/16/25
              Series 2004-43, Class C (G)                              4,090,217
    392,934   6.500%, due 02/20/29 Pool # 002714                         403,837
    406,561   6.500%, due 04/20/31 Pool # 003068                         417,316
                                                                   -------------
                                                                       5,012,880
                                                                   -------------
              TOTAL MORTGAGE BACKED                                  154,822,493
                                                                   -------------
              (Cost $157,904,182)

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT MARCH 31, 2006

6         BOND FUND - PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)


                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 29.84%
              FEDERAL FARM CREDIT BANK - 0.66%
$ 4,000,000   5.875%, due 10/03/16                                 $   4,199,556
                                                                   -------------
              FEDERAL HOME LOAN MORTGAGE CORP. - 2.79%
 10,000,000   5.500%, due 07/15/06                                    10,012,590
  2,500,000   4.875%, due 11/15/13                                     2,448,900
  5,500,000   4.500%, due 01/15/14                                     5,253,738
                                                                   -------------
                                                                      17,715,228
                                                                   -------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.69%
  4,675,000   4.000%, due 09/02/08                                     4,552,912
  2,400,000   5.250%, due 08/01/12                                     2,375,671
  3,905,000   4.625%, due 10/15/14                                     3,760,988
                                                                   -------------
                                                                      10,689,571
                                                                   -------------
              U.S. TREASURY BONDS - 4.27%
 14,825,000   6.250%, due 05/15/30 (O)                                17,325,562
  9,250,000   5.375%, due 02/15/31 (O)                                 9,737,068
                                                                   -------------
                                                                      27,062,630
                                                                   -------------
              U.S. TREASURY NOTES - 20.43%
  5,000,000   2.250%, due 04/30/06                                     4,990,235
    900,000   2.000%, due 05/15/06 (O)                                   897,223
  9,000,000   2.625%, due 11/15/06 (O)                                 8,876,952
 19,000,000   3.125%, due 01/31/07 (O)                                18,732,062
  3,700,000   3.375%, due 02/28/07 (O)                                 3,650,860
  2,500,000   4.000%, due 08/31/07 (O)                                 2,470,800
  4,160,000   3.000%, due 11/15/07 (O)                                 4,040,725
  5,200,000   3.750%, due 05/15/08 (O)                                 5,088,283
  7,740,000   3.000%, due 02/15/09 (O)                                 7,365,090
 12,000,000   2.625%, due 03/15/09 (O)                                11,282,808
  6,000,000   3.500%, due 02/15/10 (O)                                 5,719,686
 12,625,000   3.875%, due 05/15/10 (O)                                12,177,204
  3,750,000   3.875%, due 09/15/10 (O)                                 3,607,178
 13,000,000   4.500%, due 11/15/10 (O)                                12,825,306
  1,915,000   4.000%, due 02/15/14 (O)                                 1,805,636
  6,565,000   4.250%, due 11/15/14 (O)                                 6,274,702
  2,750,000   4.000%, due 02/15/15 (O)                                 2,577,157
  2,975,000   4.125%, due 05/15/15 (O)                                 2,811,259
 11,000,000   4.250%, due 08/15/15 (O)                                10,478,787
  3,945,000   4.500%, due 11/15/15 (O)                                 3,828,192
                                                                   -------------
                                                                     129,500,145
                                                                   -------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS           189,167,130
                                                                   -------------
              (Cost $191,853,759)

CERTIFICATE OF DEPOSIT - 2.42%
 15,356,927   State Street Eurodollar
              2.600%, due 04/03/06                                    15,356,927
                                                                   -------------
              TOTAL CERTIFICATE OF DEPOSIT                            15,356,927
                                                                   -------------
              (Cost $15,356,927)

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
INVESTMENT COMPANIES - 26.88%
          3   J.P. Morgan Prime Money
              Market Fund                                          $           3
 31,660,682   SSgA Prime Money Market Fund                            31,660,682
138,737,506   State Street Navigator Securities
              Lending Portfolio (I)                                  138,737,506
                                                                   -------------
              TOTAL INVESTMENT COMPANIES                             170,398,191
                                                                   -------------
              (Cost $170,398,191)

TOTAL INVESTMENTS - 120.91%                                          766,501,330
                                                                   -------------
(Cost $777,109,122**)

NET OTHER ASSETS AND LIABILITIES - (20.91)%                         (132,579,711)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 633,921,619
                                                                   =============

----------
**   Aggregate cost for Federal tax purposes was $777,932,887.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entitities, denominated in U.S. dollars. The aggregate of these securities is 0.58% of total net assets.

(G)  Floating rate or variable rate note. Rate shown is as of March 31, 2006.

(I) Represents investments of cash collateral received in connection with securities lending.

(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(O)  All (or portion of security) on loan.

PLC  Public Limited Company.

              See accompanying Notes to Portfolios of Investments.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2006

             HIGH INCOME FUND - PORTFOLIO OF INVESTMENTS (UNAUDITED)           7


                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
CORPORATE NOTES AND BONDS - 92.00%
              AEROSPACE/DEFENSE - 4.47%
$   440,000   Argo-Tech Corp.
              9.250%, due 06/01/11                                 $     464,200
    500,000   Armor Holdings, Inc.
              8.250%, due 08/15/13                                       536,250
    920,000   BE Aerospace, Inc., Series B
              8.875%, due 05/01/11                                       956,800
    600,000   DI Finance/
              DynCorp International, Series B
              9.500%, due 02/15/13                                       624,000
    400,000   DRS Technologies, Inc.
              6.875%, due 11/01/13                                       400,000
    500,000   DRS Technologies, Inc.
              7.625%, due 02/01/18                                       515,000
    300,000   Esterline Technologies Corp.
              7.750%, due 06/15/13                                       308,250
    800,000   K&F Acquisition, Inc. (O)
              7.750%, due 11/15/14                                       810,000
    350,000   L-3 Communications Corp.
              6.125%, due 01/15/14                                       340,375
    300,000   L-3 Communications Corp., Series B
              6.375%, due 10/15/15                                       295,500
  1,000,000   TransDigm, Inc.
              8.375%, due 07/15/11                                     1,045,000
                                                                   -------------
                                                                       6,295,375
                                                                   -------------
              APPAREL/TEXTILES - 0.79%
    400,000   Levi Strauss & Co. (G)(O)
              9.280%, due 04/01/12                                       414,000
    335,000   Levi Strauss & Co.
              12.250%, due 12/15/12                                      380,644
    300,000   Warnaco, Inc.
              8.875%, due 06/15/13                                       318,750
                                                                   -------------
                                                                       1,113,394
                                                                   -------------
              BEVERAGE/FOOD - 2.01%
    500,000   B&G Foods, Inc.
              8.000%, due 10/01/11                                       518,750
    500,000   Del Monte Corp.
              8.625%, due 12/15/12                                       528,125
    400,000   Del Monte Corp.
              6.750%, due 02/15/15                                       390,000
    500,000   Doane Pet Care Company (O)
              10.625%, due 11/15/15                                      530,000
    180,000   Michael Foods, Inc.
              8.000%, due 11/15/13                                       183,375
    400,000   NBTY, Inc. (C)
              7.125%, due 10/01/15                                       378,000
    300,000   Pinnacle Foods Holding Corp. (O)
              8.250%, due 12/01/13                                       297,000
                                                                   -------------
                                                                       2,825,250
                                                                   -------------
              BUILDING MATERIALS - 1.54%
    300,000   Interface, Inc.
              7.300%, due 04/01/08                                       306,000
    850,000   Goodman Global Holding Co., Inc. (O)
              7.875%, due 12/15/12                                       839,375
$   290,000   Interface, Inc.
              10.375%, due 02/01/10                                $     317,550
    100,000   Jacuzzi Brands, Inc.
              9.625%, due 07/01/10                                       107,250
    591,000   Nortek, Inc.
              8.500%, due 09/01/14                                       601,343
                                                                   -------------
                                                                       2,171,518
                                                                   -------------
              CHEMICALS - 2.85%
    505,000   Equistar Chemicals L.P./
              Equistar Funding Corp.
              10.625%, due 05/01/11                                      546,663
    571,000   Huntsman International LLC (O)
              10.125%, due 07/01/09                                      585,275
    112,000   Lyondell Chemical Co. (O)
              9.500%, due 12/15/08                                       116,480
    450,000   Lyondell Chemical Co. (O)
              11.125%, due 07/15/12                                      493,875
    80,000    Nalco Co.
              7.750%, due 11/15/11                                        81,000
    600,000   Nalco Co. (O)
              8.875%, due 11/15/13                                       624,000
    560,000   Resolution Performance Products, Inc. (O)
              13.500%, due 11/15/10                                      598,500
    244,000   Rhodia S.A. (D)(O)
              10.250%, due 06/01/10                                      273,585
    149,000   Rockwood Specialties Group, Inc.
              10.625%, due 05/15/11                                      163,527
    530,000   Rockwood Specialties Group, Inc.
              7.500%, due 11/15/14                                       532,650
                                                                   -------------
                                                                       4,015,555
                                                                   -------------
              CONSUMER PRODUCTS - 4.20%
    400,000   American Achievement Corp.
              8.250%, due 04/01/12                                       408,000
    600,000   Central Garden and Pet Co.
              9.125%, due 02/01/13                                       630,000
    250,000   Chattem, Inc. (O)
              7.000%, due 03/01/14                                       249,687
    500,000   Church & Dwight Co., Inc.
              6.000%, due 12/15/12                                       491,875
    290,000   Da-Lite Screen Co., Inc.
              9.500%, due 05/15/11                                       310,300
    550,000   Elizabeth Arden, Inc.
              7.750%, due 01/15/14                                       563,750
    650,000   Jarden Corp. (O)
              9.750%, due 05/01/12                                       671,125
    800,000   Leslie's Poolmart
              7.750%, due 02/01/13                                       804,000
    600,000   Playtex Products, Inc. (O)
              9.375%, due 06/01/11                                       627,000
    300,000   Samsonite Corp. (O)
              8.875%, due 06/01/11                                       317,250
    350,000   Simmons Bedding Co. (O)
              7.875%, due 01/15/14                                       338,625
    500,000   Visant Corp.
              7.625%, due 10/01/12                                       493,750
                                                                   -------------
                                                                       5,905,362
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT MARCH 31, 2006

8      HIGH INCOME FUND - PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)


                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
CORPORATE NOTES AND BONDS (CONTINUED)
              ENVIRONMENTAL - 1.66%
$   250,000   Allied Waste North America
              6.500%, due 11/15/10                                 $     246,875
    315,000   Allied Waste North America (O)
              7.875%, due 04/15/13                                       328,781
    300,000   Allied Waste North America,
              Series B
              8.500%, due 12/01/08                                       315,375
    600,000   Casella Waste Systems, Inc.
              9.750%, due 02/01/13                                       642,000
    800,000   Waste Connections, Inc. (C)(O)(P)
              3.750%, due 04/01/26                                       806,000
                                                                   -------------
                                                                       2,339,031
                                                                   -------------
              FOOD & DRUG RETAILERS - 1.15%
    250,000   Ingles Markets, Inc.
              8.875%, due 12/01/11                                       261,250
  1,100,000   Rite Aid Corp.
              7.125%, due 01/15/07                                     1,106,875
    250,000   Stater Brothers Holdings (O)
              8.125%, due 06/15/12                                       249,687
                                                                   -------------
                                                                       1,617,812
                                                                   -------------
              FORESTRY/PAPER - 1.71%
    500,000   Abitibi-Consolidated, Inc. (D)(G)
              8.410%, due 06/15/11                                       500,000
    350,000   Boise Cascade LLC, Series B (G)(O)
              7.475%, due 10/15/12                                       354,375
    500,000   Caraustar Industries, Inc.
              9.875%, due 04/01/11                                       525,625
    145,000   Catalyst Paper Corp. (D)
              7.375%, due 03/01/14                                       137,025
    355,000   JSG Funding PLC (D)
              9.625%, due 10/01/12                                       375,413
    500,000   Smurfit-Stone Container
              Enterprises, Inc.
              9.750%, due 02/01/11                                       513,750
                                                                   -------------
                                                                       2,406,188
                                                                   -------------
              GAMING - 9.21%
    500,000   American Casino & Entertainment
              Properties LLC
              7.850%, due 02/01/12                                       512,500
    500,000   Aztar Corp.
              9.000%, due 08/15/11                                       528,250
    500,000   Boyd Gaming Corp.
              8.750%, due 04/15/12                                       533,750
    470,000   Boyd Gaming Corp. (O)
              6.750%, due 04/15/14                                       468,825
  1,000,000   CCM Merger, Inc. (C)
              8.000%, due 08/01/13                                       995,000
    200,000   Chukchansi Economic Development
              Authority (C)(G)
              8.060%, due 11/15/12                                       204,500
    500,000   Chukchansi Economic Development
              Authority (C)
              8.000%, due 11/15/13                                       512,500
    650,000   Global Cash Access LLC/
              Global Cash Finance Corp.
              8.750%, due 03/15/12                                       697,937
$   500,000   Hard Rock Hotel, Inc.
              8.875%, due 06/01/13                                 $     543,750
    850,000   Herbst Gaming, Inc. (O)
              7.000%, due 11/15/14                                       847,875
    500,000   Isle of Capri Casinos, Inc.
              9.000%, due 03/15/12                                       530,625
    800,000   Isle of Capri Casinos, Inc.
              7.000%, due 03/01/14                                       790,000
    900,000   Kerzner International Ltd. (D)
              6.750%, due 10/01/15                                       947,250
    650,000   Majestic Star Casino LLC/
              Majestic Star Casino Cap
              9.500%, due 10/15/10                                       689,000
    255,000   Mandalay Resort Group (O)
              9.375%, due 02/15/10                                       276,675
    250,000   Mandalay Resort Group, Series B
              10.250%, due 08/01/07                                      263,125
    545,000   MGM Mirage
              8.375%, due 02/01/11                                       574,975
    315,000   MGM Mirage (O)
              5.875%, due 02/27/14                                       296,887
    250,000   MGM Mirage (O)
              6.625%, due 07/15/15                                       245,937
    500,000   Pinnacle Entertainment, Inc.
              8.250%, due 03/15/12                                       523,750
    365,000   Pinnacle Entertainment, Inc.
              8.750%, due 10/01/13                                       393,288
    345,000   Scientific Games Corp.
              6.250%, due 12/15/12                                       337,669
    300,000   Seneca Gaming Corp.
              7.250%, due 05/01/12                                       303,000
    300,000   Seneca Gaming Corp., Series B
              7.250%, due 05/01/12                                       303,000
    250,000   Shuffle Master, Inc. (P)
              1.250%, due 04/15/24                                       335,000
    310,000   Station Casinos, Inc.
              6.500%, due 02/01/14                                       306,513
                                                                   -------------
                                                                      12,961,581
                                                                   -------------
              GENERAL INDUSTRIAL & MANUFACTURING - 1.68%
    500,000   Chart Industries, Inc. (C)
              9.125%, due 10/15/15                                       516,250
    750,000   Hexcel Corp.
              6.750%, due 02/01/15                                       742,500
    550,000   Mueller Group, Inc.
              10.000%, due 05/01/12                                      602,250
    500,000   Wesco Distribution, Inc. (C)(O)
              7.500%, due 10/15/17                                       507,500
                                                                   -------------
                                                                       2,368,500
                                                                   -------------
              HEALTH CARE - 6.16%
    500,000   Alderwoods Group, Inc.
              7.750%, due 09/15/12                                       513,750
    600,000   Angiotech Pharmaceuticals, Inc. (C)(D)
              7.750%, due 04/01/14                                       606,000
    600,000   Carriage Services, Inc.
              7.875%, due 01/15/15                                       610,500
    600,000   DaVita, Inc.
              7.250%, due 03/15/15                                       603,000

              See accompanying Notes to Portfolios of Investments.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2006

       HIGH INCOME FUND - PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)     9


                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------

CORPORATE NOTES AND BONDS (CONTINUED)
              HEALTH CARE (CONTINUED)
$   175,000   Extendicare Health Services,
              Inc. (O)
              6.875%, due 05/01/14                                 $     180,250
    400,000   Fisher Scientific International,
              Inc.
              6.125%, due 07/01/15                                       390,500
    910,000   HCA, Inc.
              7.875%, due 02/01/11                                       957,664
    300,000   HCA, Inc. (O)
              6.375%, due 01/15/15                                       291,982
    300,000   IASIS Healthcare LLC/
              IASIS Capital Corp.
              8.750%, due 06/15/14                                       300,000
    200,000   Omega Healthcare Investors, Inc.
              7.000%, due 04/01/14                                       202,000
    500,000   Psychiatric Solutions, Inc.
              7.750%, due 07/15/15                                       508,750
    500,000   Res-Care, Inc. (C)
              7.750%, due 10/15/13                                       502,500
    500,000   Sybron Dental Specialties, Inc.
              8.125%, due 06/15/12                                       527,500
    750,000   Triad Hospitals, Inc.
              7.000%, due 11/15/13                                       738,750
  1,000,000   Vanguard Health Holding Co., II LLC
              9.000%, due 10/01/14                                     1,022,500
    495,000   Warner Chilcott Corp. (C)
              9.250%, due 02/01/15                                       491,288
    250,000   Watson Pharmaceuticals, Inc. (P)
              1.750%, due 03/15/23                                       225,625
                                                                   -------------
                                                                       8,672,559
                                                                   -------------
              HOTELS - 1.71%
    600,000   Felcor Lodging L.P. (G)
              8.830%, due 06/01/11                                       621,750
    600,000   Gaylord Entertainment Co.
              8.000%, due 11/15/13                                       625,500
    250,000   Host Marriott L.P., Series G
              9.250%, due 10/01/07                                       261,875
    200,000   Host Marriott L.P., Series O
              6.375%, due 03/15/15                                       196,750
    645,000   Starwood Hotels & Resorts
              Worldwide, Inc.
              7.875%, due 05/01/12                                       701,437
                                                                   -------------
                                                                       2,407,312
                                                                   -------------
              LEISURE & ENTERTAINMENT - 1.76%
    700,000   Intrawest Corp. (D)
              7.500%, due 10/15/13                                       709,625
    300,000   NCL Corp.
              10.625%, due 07/15/14                                      310,500
    650,000   Speedway Motorsports, Inc.
              6.750%, due 06/01/13                                       650,000
    300,000   Town Sports International, Inc.
              9.625%, due 04/15/11                                       315,750
    500,000   Vail Resorts, Inc.
              6.750%, due 02/15/14                                       493,750
                                                                   -------------
                                                                       2,479,625
                                                                   -------------
              MEDIA - BROADCASTING - 2.79%
$   754,000   Allbritton Communications Co.
              7.750%, due 12/15/12                                 $     757,770
    400,000   Gray Television, Inc.
              9.250%, due 12/15/11                                       424,000
    500,000   LBI Media, Inc.
              10.125%, due 07/15/12                                      535,000
    100,000   LIN Television Corp.
              6.500%, due 05/15/13                                       94,000
    550,000   LIN Television Corp., Series B
              6.500%, due 05/15/13                                       517,000
    350,000   Radio One, Inc.
              6.375%, due 02/15/13                                       332,500
    400,000   Radio One, Inc., Series B
              8.875%, due 07/01/11                                       420,000
    320,000   Salem Communications Holding
              Corp., Series B
              9.000%, due 07/01/11                                       335,200
    500,000   Sinclair Broadcast Group, Inc.
              8.000%, due 03/15/12                                       510,000
                                                                   -------------
                                                                       3,925,470
                                                                   -------------
              MEDIA - CABLE - 5.72%
  1,000,000   Cablevision Systems Corp., Series B (G)(O)
              8.716%, due 04/01/09                                     1,048,750
    250,000   Cablevision Systems Corp., Series B
              (O)
              8.000%, due 04/15/12                                       243,750
    200,000   DirecTV Holdings LLC
              6.375%, due 06/15/15                                       197,500
    176,000   DirecTV Holdings LLC/
              DirecTV Financing Co.
              8.375%, due 03/15/13                                       187,880
  1,000,000   EchoStar Communications Corp. (O)(P)
              5.750%, due 05/15/08                                       987,500
    600,000   Insight Communications Co., Inc. (O)
              12.250%, due 02/15/11                                      637,500
    600,000   Insight Midwest L.P./
              Insight Capital, Inc.
              10.500%, due 11/01/10                                      631,500
  1,000,000   Kabel Deutschland GmbH (C)(D)
              10.625%, due 07/01/14                                    1,067,500
  1,000,000   Lodgenet Entertainment Corp.
              9.500%, due 06/15/13                                     1,080,000
    300,000   Mediacom Broadband LLC
              8.500%, due 10/15/15                                       288,000
    500,000   Mediacom LLC/
              Mediacom Capital Corp. (O)
              9.500%, due 01/15/13                                       495,000
    750,000   Telenet Group Holding N.V.
              (B)(C)(D)(O)
              0.000%, due 06/15/14                                       627,188
    550,000   Videotron Ltee (D)
              6.875%, due 01/15/14                                       552,750
                                                                   -------------
                                                                       8,044,818
                                                                   -------------
              MEDIA - DIVERSIFIED & SERVICES - 3.46%
    500,000   Advanstar Communications, Inc.
              10.750%, due 08/15/10                                      543,750
    750,000   Advanstar Communications, Inc.,
              Series B
              12.000%, due 02/15/11                                      791,250

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT MARCH 31, 2006

10     HIGH INCOME FUND - PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)


                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
CORPORATE NOTES AND BONDS (CONTINUED)
              MEDIA - DIVERSIFIED & SERVICES
              (CONTINUED)
$ 1,000,000   Intelsat, Ltd. (D)
              5.250%, due 11/01/08                                 $     945,000
    400,000   Intelsat Subsidiary (G)
              9.614%, due 01/15/12                                       406,500
    210,000   Lamar Media Corp.
              7.250%, due 01/01/13                                       215,250
    500,000   Lamar Media Corp.
              6.625%, due 08/15/15                                       497,500
    300,000   New Skies Satellites N.V. (D)(G)
              9.573%, due 11/01/11                                       309,000
    530,000   PanAmSat Holding Corp. (B)
              0.000%, due 11/01/14                                       381,600
    750,000   Quebecor Media, Inc. (C)(D)
              7.750%, due 03/15/16                                       770,625
                                                                   -------------
                                                                       4,860,475
                                                                   -------------
              METALS AND MINING - 1.57%
    600,000   Alpha Natural Resources LLC/
              Alpha Natural Resources Capital Corp.
              10.000%, due 06/01/12                                      660,000
    250,000   Arch Western Finance LLC
              6.750%, due 07/01/13                                       248,125
    510,000   Foundation PA Coal Co.
              7.250%, due 08/01/14                                       517,650
    300,000   Massey Energy Co.
              6.625%, due 11/15/10                                       305,250
    320,000   Peabody Energy Corp.
              5.875%, due 04/15/16                                       304,800
    175,000   Peabody Energy Corp., Series B
              6.875%, due 03/15/13                                       177,625
                                                                   -------------
                                                                       2,213,450
                                                                   -------------
              NON FOOD & DRUG RETAILERS - 2.32%
    500,000   Affinity Group, Inc.
              9.000%, due 02/15/12                                       502,500
    500,000   Buhrmann US, Inc.
              7.875%, due 03/01/15                                       506,250
    445,000   Couche-Tard U.S. L.P./
              Couche-Tard Finance Corp.
              7.500%, due 12/15/13                                       456,125
    250,000   GSC Holdings Corp. (C)(G)
              8.405%, due 10/01/11                                       255,625
    400,000   Pantry, Inc.
              7.750%, due 02/15/14                                       407,000
    350,000   Petro Stopping Centers L.P. /
              Petro Financial Corp.
              9.000%, due 02/15/12                                       351,750
    750,000   Stripes Acquisition LLC/
              Susser Finance Corp. (C)
              10.625%, due 12/15/13                                      786,562
                                                                   -------------
                                                                       3,265,812
                                                                   -------------
              OIL & GAS - 5.21%
    339,000   Chesapeake Energy Corp.
              7.000%, due 08/15/14                                       346,628
    180,000   Chesapeake Energy Corp.
              6.375%, due 06/15/15                                       177,075
$   470,000   Chesapeake Energy Corp.
              6.875%, due 01/15/16                                 $     473,525
    700,000   Compton Petroleum Finance Corp. (O)
              7.625%, due 12/01/13                                       700,000
    400,000   Comstock Resources, Inc. (O)
              6.875%, due 03/01/12                                       394,000
    350,000   Denbury Resources, Inc.
              7.500%, due 04/01/13                                       361,375
    250,000   Denbury Resources, Inc.
              7.500%, due 12/15/15                                       260,000
    300,000   Encore Acquisition Co.
              6.250%, due 04/15/14                                       287,250
    500,000   Encore Acquisition Co.
              6.000%, due 07/15/15                                       466,250
    750,000   Exco Resources, Inc.
              7.250%, due 01/15/11                                       746,250
    300,000   Hanover Compressor Co.
              8.625%, due 12/15/10                                       314,625
    320,000   Hanover Compressor Co.
              9.000%, due 06/01/14                                       344,000
    750,000   Harvest Operations Corp. (D)
              7.875%, due 10/15/11                                       735,000
    320,000   Plains Exploration & Production Co. (O)
              7.125%, due 06/15/14                                       328,800
    500,000   Range Resources Corp.
              6.375%, due 03/15/15                                       492,500
    500,000   Universal Compression, Inc.
              7.250%, due 05/15/10                                       507,500
    400,000   Whiting Petroleum Corp.
              7.250%, due 05/01/13                                       399,000
                                                                   -------------
                                                                       7,333,778
                                                                   -------------
              PACKAGING - 1.88%
    750,000   BWAY Corp.
              10.000%, due 10/15/10                                      793,125
    750,000   Crown Americas LLC and Crown
              Americas Capital Corp. (C)
              7.625%, due 11/15/13                                       776,250
    270,000   Owens-Brockway Glass Container, Inc.
              8.875%, due 02/15/09                                       281,137
     85,000   Owens-Brockway Glass Container, Inc.
              8.750%, due 11/15/12                                        90,950
    700,000   Silgan Holdings, Inc.
              6.750%, due 11/15/13                                       700,000
                                                                   -------------
                                                                       2,641,462
                                                                   -------------
              PRINTING & PUBLISHING - 3.18%
    300,000   CBD Media, Inc.
              8.625%, due 06/01/11                                       304,125
    244,000   Dex Media East LLC/
              Dex Media East Finance Co.
              12.125%, due 11/15/12                                      278,770
  1,115,000   Dex Media, Inc. (B)
              0.000%, due 11/15/13                                       942,175
    194,000   Dex Media West LLC/
              Dex Media Finance Co., Series B
              9.875%, due 08/15/13                                       214,613
  1,000,000   Houghton Mifflin Co. (O)
              9.875%, due 02/01/13                                     1,075,000

              See accompanying Notes to Portfolios of Investments.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2006

       HIGH INCOME FUND - PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)    11


                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
CORPORATE NOTES AND BONDS (CONTINUED)
              PRINTING & PUBLISHING (CONTINUED)
$   300,000   Morris Publishing Group LLC
              7.000%, due 08/01/13                                 $     283,125
  1,000,000   RH Donnelley Corp. (C)
              6.875%, due 01/15/13                                       935,000
    400,000   RH Donnelley, Inc.
              10.875%, due 12/15/12                                      443,500
                                                                   -------------
                                                                       4,476,308
                                                                   -------------
              RESTAURANTS - 0.29%
    397,000   Domino's, Inc.
              8.250%, due 07/01/11                                       406,925
                                                                   -------------
              STEEL - 0.21%
    300,000   Valmont Industries, Inc.
              6.875%, due 05/01/14                                       299,250
                                                                   -------------
              SUPPORT SERVICES - 5.68%
    500,000   Ahern Rentals, Inc.
              9.250%, due 08/15/13                                       521,250
    300,000   Ashtead Holdings PLC (C)(D)
              8.625%, due 08/01/15                                       312,000
    500,000   Cardtronics, Inc. (C)
              9.250%, due 08/15/13                                       500,000
    450,000   Corrections Corp. of America
              6.250%, due 03/15/13                                       442,687
    550,000   H&E Equipment Services LLC/
              H&E Finance Corp.
              11.125%, due 06/15/12                                      609,125
  1,000,000   Hertz Corp. (C)
              8.875%, due 01/01/14                                     1,037,500
    500,000   Hertz Corp. (C)(O)
              10.500%, due 01/01/16                                      542,500
    640,000   Iron Mountain, Inc.
              8.625%, due 04/01/13                                       665,600
    140,000   Iron Mountain, Inc.
              7.750%, due 01/15/15                                       141,050
    500,000   Mac-Gray Corp.
              7.625%, due 08/15/15                                       510,000
  1,100,000   NationsRent Cos., Inc. (O)
              9.500%, due 05/01/15                                     1,188,000
    400,000   Norcross Safety Products LLC/
              Norcross Capital Corp., Series B
              9.875%, due 08/15/11                                       415,000
    500,000   United Rentals North America, Inc. (O)
              7.750%, due 11/15/13                                       500,000
    600,000   Williams Scotsman, Inc.
              8.500%, due 10/01/15                                       612,750
                                                                   -------------
                                                                       7,997,462
                                                                   -------------
              TECHNOLOGY - 4.83%
    500,000   Activant Solutions, Inc. (C)(G)(O)
              10.530%, due 04/01/10                                      510,000
    500,000   Flextronics International, Ltd. (D)(O)(P)
              1.000%, due 08/01/10                                       451,250
    500,000   Flextronics International, Ltd. (D)
              6.500%, due 05/15/13                                       496,250
$   350,000   Ikon Office Solutions, Inc.
              7.750%, due 09/15/15                                 $     361,375
    315,000   Lucent Technologies, Inc.
              5.500%, due 11/15/08                                       311,850
  1,000,000   Lucent Technologies, Inc.
              6.450%, due 03/15/29                                       902,500
    750,000   Serena Software, Inc. (C)(O)
              10.375%, due 03/15/16                                      787,500
    500,000   Sungard Data Systems, Inc. (C)
              9.125%, due 08/15/13                                       528,750
    250,000   Sungard Data Systems, Inc. (C)(G)
              9.431%, due 08/15/13                                       263,750
    500,000   Sungard Data Systems, Inc. (C)
              10.250%, due 08/15/15                                      526,250
    600,000   Syniverse Technologies, Inc., Series B
              7.750%, due 08/15/13                                       600,750
    400,000   Xerox Capital Trust I
              8.000%, due 02/01/27                                       414,000
    605,000   Xerox Corp.
              7.625%, due 06/15/13                                       636,763
                                                                   -------------
                                                                       6,790,988
                                                                   -------------
              TELECOMMUNICATIONS - 7.91%
    948,000   Alamosa Delaware, Inc.
              12.000%, due 07/31/09                                    1,021,470
  1,150,000   American Cellular Corp., Series B
              10.000%, due 08/01/11                                    1,247,750
    200,000   American Tower Corp.
              7.125%, due 10/15/12                                       208,000
    280,000   Centennial Cellular Operating Co./
              Centennial Communications Corp.
              10.125%, due 06/15/13                                      305,900
    650,000   Centennial Communications Corp./
              Cellular Operating Co. LLC/Puerto Rico Operations
              8.125%, due 02/01/14                                       663,000
    335,000   Cincinnati Bell, Inc. (O)
              8.375%, due 01/15/14                                       340,444
    400,000   Cincinnati Bell, Inc.
              7.000%, due 02/15/15                                       396,000
    750,000   Citizens Communications Co.
              6.250%, due 01/15/13                                       729,375
    500,000   Dobson Cellular Systems
              9.875%, due 11/01/12                                       546,250
    280,000   Eircom Funding (D)
              8.250%, due 08/15/13                                       301,350
    750,000   Qwest Communications
              International, Inc. (G)
              8.249%, due 02/15/09                                       766,875
    435,000   Qwest Corp.
              7.625%, due 06/15/15                                       465,450
    500,000   Rogers Wireless, Inc. (D)
              8.000%, due 12/15/12                                       530,625
    100,000   Rural Cellular Corp. (G)(O)
              9.410%, due 03/15/10                                       102,500
    500,000   Rural Cellular Corp.
              8.250%, due 03/15/12                                       520,000
    333,000   SBA Telecommunications, Inc./
              SBA Communications Corp. (B)
              0.000%, due 12/15/11                                       318,015

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT MARCH 31, 2006

12     HIGH INCOME FUND - PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)


                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
CORPORATE NOTES AND BONDS (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
$   490,000   Time Warner Telecom Holdings, Inc.
              9.250%, due 02/15/14                                 $     525,525
  1,000,000   Time Warner Telecom, Inc. (O)
              10.125%, due 02/01/11                                    1,051,250
  1,000,000   UbiquiTel Operating Co.
              9.875%, due 03/01/11                                     1,092,500
                                                                   -------------
                                                                      11,132,279
                                                                   -------------
              TRANSPORTATION - 0.80%
    500,000   CHC Helicopter Corp. (D)
              7.375%, due 05/01/14                                       510,000
    605,000   Gulfmark Offshore, Inc.
              7.750%, due 07/15/14                                       617,100
                                                                   -------------
                                                                       1,127,100
                                                                   -------------
              UTILITIES - 5.25%
    450,000   Allegheny Energy Supply (C)
              8.250%, due 04/15/12                                       493,312
  1,350,000   Edison Mission Energy
              7.730%, due 06/15/09                                     1,383,750
    300,000   El Paso Corp.
              7.625%, due 08/16/07                                       305,250
    565,000   El Paso Corp.
              7.000%, due 05/15/11                                       567,119
    300,000   Holly Energy Partners L.P.
              6.250%, due 03/01/15                                       283,500
    750,000   Inergy L.P./Inergy Finance Corp.
              6.875%, due 12/15/14                                       712,500
    300,000   Mirant Americas Generation LLC
              8.300%, due 05/01/11                                       310,500
  1,000,000   Mirant North America LLC (C)
              7.375%, due 12/31/13                                     1,020,000
    365,000   Mission Energy Holding Co.
              13.500%, due 07/15/08                                      418,837
    335,000   Northwestern Corp.
              5.875%, due 11/01/14                                       329,964
  1,000,000   NRG Energy, Inc.
              7.375%, due 02/01/16                                     1,021,250
    53,000    Sierra Pacific Resources (O)
              8.625%, due 03/15/14                                        57,528
    500,000   Suburban Propane Partners L.P./
              Suburban Energy Finance Corp.
              6.875%, due 12/15/13                                       480,000
                                                                   -------------
                                                                       7,383,510
                                                                   -------------
              TOTAL CORPORATE NOTES AND BONDS                        129,478,149
                                                                   -------------
              (Cost $128,867,698)

                                                                       Value
Shares                                                                (Note 1)
-----------                                                        -------------
PREFERRED STOCKS - 1.96%
              AUTO PARTS & EQUIPMENT - 0.34%
     20,335   General Motors Corp., Series A (O)(P)
              4.500%                                               $     471,975
                                                                   -------------
              LEISURE & ENTERTAINMENT - 0.20%
     12,000   Six Flags, Inc. (O)(P)
              7.250%                                                     282,600
                                                                   -------------
              OIL & GAS - 0.47%
      7,000   Chesapeake Energy Corp. (O)(P)
              4.500%                                                     662,375
                                                                   -------------
              TELECOMMUNICATIONS - 0.95%
     24,750   Crown Castle International Corp. (P)
              6.250%                                                   1,343,925
                                                                   -------------
              TOTAL PREFERRED STOCKS                                   2,760,875
                                                                   -------------
              (Cost $2,582,987)

INVESTMENT COMPANIES - 20.92%
  6,370,367   SSgA Prime Money Market Fund                             6,370,367
 23,066,846   State Street Navigator Securities
              Lending Portfolio (I)                                   23,066,846
                                                                   -------------
              TOTAL INVESTMENT COMPANIES                              29,437,213
                                                                   -------------
              (Cost $29,437,213)

TOTAL INVESTMENTS - 114.88%                                          161,676,237
                                                                   -------------
(Cost $160,887,898**)

NET OTHER ASSETS AND LIABILITIES - (14.88)%                          (20,947,873)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 140,728,364
                                                                   =============

----------
**   Aggregate cost for Federal tax purposes was $160,903,951.

(B) Represents a security with a specified coupon until a predetermined date, at which time the stated rate is adjusted to a new contract rate.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 7.93% of total net assets.

(G)  Floating rate or variable rate note. Rate shown is as of March 31, 2006.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

(P)  Convertible.

PLC  Public Limited Company.

              See accompanying Notes to Portfolios of Investments.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2006

              BALANCED FUND - PORTFOLIO OF INVESTMENTS (UNAUDITED)            13


                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
COMMON STOCKS - 66.78%
              CONSUMER DISCRETIONARY - 5.59%
    105,000   Comcast Corp., Class A *                             $   2,746,800
    188,000   Home Depot, Inc.                                         7,952,400
     42,000   Lowe's Cos., Inc.                                        2,706,480
    147,000   McDonald's Corp.                                         5,050,920
    115,600   Target Corp.                                             6,012,356
    101,000   Tiffany & Co.                                            3,791,540
    296,000   Time Warner, Inc.                                        4,969,840
     97,050   Viacom, Inc. *                                           3,765,540
    220,000   Walt Disney Co.                                          6,135,800
                                                                   -------------
                                                                      43,131,676
                                                                   -------------
              CONSUMER STAPLES - 6.51%
    107,000   Altria Group, Inc.                                       7,582,020
    125,000   Coca-Cola Co.                                            5,233,750
     51,000   Colgate-Palmolive Co.                                    2,912,100
     81,004   CVS Corp.                                                2,419,589
     82,000   General Mills, Inc.                                      4,155,760
     61,000   Kellogg Co.                                              2,686,440
     63,000   PepsiCo, Inc.                                            3,640,770
    190,000   Procter & Gamble Co.                                    10,947,800
    225,500   Wal-Mart Stores, Inc.                                   10,652,620
                                                                   -------------
                                                                      50,230,849
                                                                   -------------
              ENERGY - 6.97%
    141,000   Chevron Corp.                                            8,173,770
    126,000   ConocoPhillips                                           7,956,900
     41,000   Devon Energy Corp.                                       2,507,970
     33,000   EOG Resources, Inc.                                      2,376,000
    212,200   Exxon Mobil Corp.                                       12,914,492
     91,700   Marathon Oil Corp.                                       6,984,789
     45,000   Schlumberger, Ltd.                                       5,695,650
     52,062   Transocean, Inc. *                                       4,180,579
     65,000   Weatherford International, Ltd. *                        2,973,750
                                                                   -------------
                                                                      53,763,900
                                                                   -------------
              FINANCIALS - 12.84%
     72,000   ACE, Ltd.                                                3,744,720
     49,014   Allstate Corp.                                           2,554,120
    104,000   American Express Co.                                     5,465,200
    118,500   American International Group, Inc.                       7,831,665
    239,796   Bank of America Corp.                                   10,920,310
    356,705   Citigroup, Inc.                                         16,847,177
     82,000   Federal Home Loan Mortgage Corp.                         5,002,000
     26,800   General Growth Properties, Inc., REIT                    1,309,716
     47,000   Goldman Sachs Group, Inc.                                7,377,120
    185,154   J.P. Morgan Chase & Co.                                  7,709,812
     94,000   Merrill Lynch & Co., Inc                                 7,403,440
     67,000   Morgan Stanley                                           4,208,940
     76,000   National City Corp.                                      2,652,400
     72,500   SunTrust Banks, Inc.                                     5,275,100
    132,000   U.S. Bancorp                                             4,026,000
    105,000   Wells Fargo & Co.                                        6,706,350
                                                                   -------------
                                                                      99,034,070
                                                                   -------------
              HEALTH CARE - 9.71%
    165,000   Abbott Laboratories                                  $   7,007,550
     62,000   Amgen, Inc. *                                            4,510,500
     20,000   Barr Pharmaceuticals, Inc. *                             1,259,600
    161,600   Baxter International, Inc.                               6,271,696
     38,000   Cardinal Health, Inc.                                    2,831,760
     23,500   Cigna Corp.                                              3,069,570
     70,000   Genzyme Corp. *                                          4,705,400
     21,500   Gilead Sciences, Inc. *                                  1,337,730
     43,000   Invitrogen Corp. *                                       3,015,590
    172,000   Johnson & Johnson                                       10,185,840
    114,000   Medtronic, Inc.                                          5,785,500
    264,619   Pfizer, Inc.                                             6,594,305
     88,000   Stryker Corp.                                            3,901,920
     70,000   UnitedHealth Group, Inc.                                 3,910,200
     36,500   WellPoint, Inc. *                                        2,826,195
    157,300   Wyeth                                                    7,632,196
                                                                   -------------
                                                                      74,845,552
                                                                   -------------
              INDUSTRIALS - 8.11%
     72,000   3M Co.                                                   5,449,680
     45,000   Burlington Northern Santa Fe Corp.                       3,749,850
     56,900   FedEx Corp.                                              6,426,286
    608,800   General Electric Co.                                    21,174,064
    107,900   Honeywell International, Inc.                            4,614,883
     67,800   Illinois Tool Works, Inc.                                6,529,818
    138,200   United Technologies Corp.                                8,011,454
    186,200   Waste Management, Inc.                                   6,572,860
                                                                   -------------
                                                                      62,528,895
                                                                   -------------
              INFORMATION TECHNOLOGY - 11.04%
     48,000   Affiliated Computer Services, Inc., Class A *            2,863,680
    170,000   Altera Corp. *                                           3,508,800
    177,000   Applied Materials, Inc.                                  3,099,270
     58,000   Automatic Data Processing, Inc.                          2,649,440
    156,000   Cisco Systems, Inc. *                                    3,380,520
    173,000   Dell, Inc. *                                             5,148,480
     90,000   eBay, Inc. *                                             3,515,400
    474,000   EMC Corp./Massachusetts *                                6,460,620
    101,040   First Data Corp.                                         4,730,693
      4,800   Google, Inc., Class A *                                  1,872,000
    140,000   Hewlett-Packard Co.                                      4,606,000
    358,000   Intel Corp.                                              6,927,300
     97,600   International Business Machines Corp.                    8,049,072
    226,000   Micron Technology, Inc. *                                3,326,720
    461,000   Microsoft Corp.                                         12,543,810
    176,000   Motorola, Inc.                                           4,032,160
     61,000   Qualcomm, Inc.                                           3,087,210
    123,000   Texas Instruments, Inc.                                  3,993,810
     42,000   Yahoo!, Inc. *                                           1,354,920
                                                                   -------------
                                                                      85,149,905
                                                                   -------------
              MATERIALS - 2.16%
     61,400   Dow Chemical Co.                                         2,492,840
     91,000   Inco, Ltd. (O)                                           4,539,990
    106,000   Rohm and Haas Co.                                        5,180,220
     61,000   Weyerhaeuser Co.                                         4,418,230
                                                                   -------------
                                                                      16,631,280
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT MARCH 31, 2006

14      BALANCED FUND - PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)


                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
COMMON STOCKS (CONTINUED)
              TELECOMMUNICATION SERVICES - 1.70%
    195,000   BellSouth Corp.                                      $   6,756,750
    246,000   Sprint Nextel Corp.                                      6,356,640
                                                                   -------------
                                                                      13,113,390
                                                                   -------------
              UTILITIES - 2.15%
    152,000   AES Corp. *                                              2,593,120
     51,000   Dominion Resources, Inc.                                 3,520,530
     93,000   Duke Energy Corp. *                                      2,710,950
     48,000   Exelon Corp.                                             2,539,200
     97,000   FPL Group, Inc.                                          3,893,580
     33,000   PG&E Corp.                                               1,283,700
                                                                   -------------
                                                                      16,541,080
                                                                   -------------
              TOTAL COMMON STOCKS                                    514,970,597
                                                                   -------------
              (Cost $415,374,683)


 Par Value
-----------
ASSET BACKED - 1.43%
$   629,467   ABSC Long Beach Home Equity Loan Trust,
              Series 2000-LB1, Class AF5 (M)
              8.550%, due 09/21/30                                       627,552
  1,100,000   Ameriquest Mortgage Securities, Inc.,
              Series 2004-FR1, Class M2 (M)
              5.207%, due 05/25/34                                     1,076,981
  1,300,000   Citibank Credit Card Issuance Trust,
              Series 2004-A1, Class A1
              2.550%, due 01/20/09                                     1,273,090
  1,120,000   GMAC Mortgage Corp. Loan Trust,
              Series 2004-HE2, Class M1 (M)
              3.950%, due 10/25/33                                     1,080,998
  1,720,658   Green Tree Financial Corp.,
              Series 1996-1, Class M1
              7.000%, due 03/15/27                                     1,655,296
  1,089,547   Green Tree Financial Corp.,
              Series 1998-2, Class A6
              6.810%, due 12/01/27                                     1,091,661
  1,025,000   Renaissance Home Equity Loan Trust,
              Series 2005-4, Class M9 (M)
              7.000%, due 02/25/36                                       969,266
  1,500,000   Residential Asset Mortgage Products, Inc.,
              Series 2003-RS9, Class AI5
              4.990%, due 03/25/31                                     1,492,348
    740,000   Soundview Home Equity Loan Trust,
              Series 2005-B, Class M6 (M)
              6.175%, due 05/25/35                                       734,524
  1,045,000   Wells Fargo Home Equity Trust,
              Series 2004-2, Class M8A (C)(G)(M)
              7.818%, due 03/25/33                                     1,044,977
                                                                   -------------
              TOTAL ASSET BACKED                                      11,046,693
                                                                   -------------
              (Cost $11,259,225)

COMMERCIAL MORTGAGE BACKED - 2.02%
$ 1,765,362   Bear Stearns Commercial Mortgage Securities,
              Series 2001-TOP4, Class A1
              5.060%, due 11/15/16                                 $   1,754,833
  1,325,000   Bear Stearns Commercial Mortgage Securities,
              Series 2004-T16, Class A2
              3.700%, due 02/13/46                                     1,281,366
  1,325,000   Bear Stearns Commercial Mortgage Securities,
              Series 2004-T16, Class A6 (G)
              4.750%, due 02/13/46                                     1,248,106
    765,000   Bear Stearns Commercial Mortgage Securities,
              Series 2005-T20, Class F (C)(G)
              5.486%, due 10/12/42                                       725,572
  1,400,000   Greenwich Capital Commercial Funding Corp.,
              Series 2004-GG1, Class A7 (G)
              5.317%, due 06/10/36                                     1,375,572
  1,600,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C8, Class A6 (G)
              4.799%, due 12/15/29                                     1,520,216
    395,157   Morgan Stanley Capital I,
              Series 1999-CAM1, Class A3
              6.920%, due 03/15/32                                       397,596
  2,600,000   Morgan Stanley Capital I,
              Series 2004-HQ4, Class A7
              4.970%, due 04/14/40                                     2,486,702
  2,500,000   Morgan Stanley Capital I,
              Series 2004-T13, Class A3
              4.390%, due 09/13/45                                     2,363,030
    775,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class J (C)
              5.880%, due 11/28/35                                       652,453
  1,860,288   Wachovia Bank Commercial Mortgage Trust,
              Series 2003-C6, Class A1
              3.364%, due 08/15/35                                     1,801,852
                                                                   -------------
              TOTAL COMMERCIAL MORTGAGE BACKED                        15,607,298
                                                                   -------------
              (Cost $16,272,236)

PRIVATE LABEL MORTGAGE BACKED - 0.37%
  2,837,404   Bank of America Alternative Loan Trust,
              Series 2005-12, Class 3CB1
              6.000%, due 01/25/36                                     2,818,048
                                                                   -------------
              TOTAL PRIVATE LABEL MORTGAGE BACKED                      2,818,048
                                                                   -------------
              (Cost $2,840,417)

CORPORATE NOTES AND BONDS - 9.19%
              CABLE - 0.20%
  1,500,000   Comcast Cable Communications (O)
              6.875%, due 06/15/09                                     1,551,263
                                                                   -------------
              CAPITAL GOODS - 0.26%
  2,000,000   Caterpillar Financial Services
              Corp., Series F
              2.500%, due 10/03/06                                     1,973,466
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

                                       QUARTERLY HOLDINGS REPORT MARCH 31, 2006

        BALANCED FUND - PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)      15


                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
CORPORATE NOTES AND BONDS (CONTINUED)
              CONSUMER DISCRETIONARY - 0.74%
$ 2,000,000   American Association of Retired Persons (C)
              7.500%, due 05/01/31                                 $   2,415,756
  1,500,000   Carnival Corp. (D)
              3.750%, due 11/15/07                                     1,462,062
  1,850,000   Erac USA Finance Co. (C)
              6.700%, due 06/01/34                                     1,862,643
                                                                   -------------
                                                                       5,740,461
                                                                   -------------
              CONSUMER STAPLES - 0.18%
  1,400,000   Safeway, Inc.
              4.125%, due 11/01/08                                     1,351,517
                                                                   -------------
              ENERGY - 0.68%
  1,150,000   Amerada Hess Corp.
              7.875%, due 10/01/29                                     1,339,108
  1,500,000   ConocoPhillips (O)
              6.650%, due 07/15/18                                     1,625,820
  1,030,000   Devon Financing Corp. ULC
              7.875%, due 09/30/31                                     1,243,492
  1,000,000   Pemex Project Funding Master Trust (O)
              7.375%, due 12/15/14                                     1,067,500
                                                                   -------------
                                                                       5,275,920
                                                                   -------------
              FINANCE - 1.69%
  1,500,000   American General Finance Corp., Series H
              4.625%, due 09/01/10                                     1,444,809
  2,000,000   Bear Stearns Cos., Inc.
              7.800%, due 08/15/07                                     2,065,156
  1,500,000   CIT Group, Inc.
              7.375%, due 04/02/07                                     1,528,827
  1,000,000   GE Global Insurance Holding Corp. (O)
              7.000%, due 02/15/26                                     1,094,615
    785,000   GE Global Insurance Holding Corp.
              7.750%, due 06/15/30                                       937,882
  1,350,000   HSBC Finance Corp.
              6.500%, due 11/15/08                                     1,387,878
  2,500,000   Merrill Lynch & Co., Inc.
              7.375%, due 05/15/06                                     2,505,915
  2,000,000   U.S. Bank N.A.
              6.300%, due 02/04/14                                     2,089,256
                                                                   -------------
                                                                      13,054,338
                                                                   -------------
              HEALTH CARE - 0.92%
  1,200,000   Eli Lilly & Co.
              6.570%, due 01/01/16                                     1,291,002
    740,000   Genentech, Inc.
              5.250%, due 07/15/35                                       665,687
  1,220,000   Merck & Co., Inc.
              6.400%, due 03/01/28                                     1,244,516
  1,500,000   Quest Diagnostics, Inc.
              5.450%, due 11/01/15                                     1,461,775
  1,400,000   WellPoint, Inc. (O)
              5.000%, due 12/15/14                                     1,335,270
  1,100,000   Wyeth (O)
              6.500%, due 02/01/34                                     1,149,365
                                                                   -------------
                                                                       7,147,615
                                                                   -------------
              INDUSTRIALS - 1.16%
$   350,000   Boeing Co.
              8.625%, due 11/15/31                                 $     468,258
    620,000   Boeing Co. (O)
              6.875%, due 10/15/43                                       691,489
    515,000   D.R. Horton, Inc. (O)
              5.250%, due 02/15/15                                       469,449
  1,000,000   Ford Motor Credit Co.
              5.800%, due 01/12/09                                       913,257
    575,000   General Motors Acceptance Corp. (O)
              6.125%, due 08/28/07                                       557,707
  1,950,000   General Motors Acceptance Corp. (O)
              7.250%, due 03/02/11                                     1,847,906
    525,000   Pulte Homes, Inc. (O)
              5.200%, due 02/15/15                                       484,559
  1,150,000   Waste Management, Inc.
              7.125%, due 12/15/17                                     1,256,461
  1,025,000   Westvaco Corp.
              8.200%, due 01/15/30                                     1,122,298
  1,170,000   WM Wrigley Jr. Co.
              4.300%, due 07/15/10                                     1,124,359
                                                                   -------------
                                                                       8,935,743
                                                                   -------------
              PIPELINE - 0.11%
    775,000   KN Energy, Inc. (O)
              7.250%, due 03/01/28                                       829,852
                                                                   -------------
              REITS - 0.22%
  1,265,000   EOP Operating L.P. (O)
              4.750%, due 03/15/14                                     1,164,971
    530,000   Simon Property Group, L.P. (O)
              5.625%, due 08/15/14                                       521,945
                                                                   -------------
                                                                       1,686,916
                                                                   -------------
              TELECOMMUNICATIONS - 0.94%
  2,000,000   Bellsouth Capital Funding
              7.875%, due 02/15/30                                     2,277,176
    960,000   Cisco Systems, Inc.
              5.500%, due 02/22/16                                       945,580
  1,500,000   Telephone & Data Systems, Inc.
              7.000%, due 08/01/06                                     1,504,718
  2,500,000   Verizon Wireless Capital LLC
              5.375%, due 12/15/06                                     2,500,278
                                                                   -------------
                                                                       7,227,752
                                                                   -------------
              TRANSPORTATION - 0.49%
  1,365,000   Burlington Northern Santa Fe Corp.
              8.125%, due 04/15/20                                     1,654,956
    957,000   Norfolk Southern Corp.
              5.590%, due 05/17/25                                       912,386
  1,050,000   Norfolk Southern Corp.
              7.050%, due 05/01/37                                     1,183,058
                                                                   -------------
                                                                       3,750,400
                                                                   -------------
              UTILITIES - 1.60%
  1,400,000   Constellation Energy Group, Inc.
              4.550%, due 06/15/15                                     1,273,547
  1,250,000   Consumers Energy Co.
              5.650%, due 04/15/20                                     1,197,227

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT MARCH 31, 2006

16      BALANCED FUND - PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)


                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
CORPORATE NOTES AND BONDS (CONTINUED)
              UTILITIES (CONTINUED)
$ 2,000,000   DTE Energy Co.
              6.450%, due 06/01/06                                 $   2,003,356
  2,000,000   Energy East Corp.
              8.050%, due 11/15/10                                     2,189,236
  1,365,000   Pacific Gas and Electric Co.
              6.050%, due 03/01/34                                     1,335,763
  2,000,000   Progress Energy, Inc. (O)
              7.750%, due 03/01/31                                     2,324,946
    474,000   Sierra Pacific Power Co. (C)
              6.000%, due 05/15/16                                       467,547
  1,500,000   Southern Power Co., Series B
              6.250%, due 07/15/12                                     1,541,118
                                                                   -------------
                                                                      12,332,740
                                                                   -------------
              TOTAL CORPORATE NOTES AND BONDS                         70,857,983
                                                                   -------------
              (Cost $71,597,056)

MORTGAGE BACKED - 8.25%
              FEDERAL HOME LOAN MORTGAGE CORP. - 1.18%
    140,843   8.000%, due 06/01/30 Pool # C01005                         149,937
    528,783   6.500%, due 01/01/32 Pool # C62333                         540,494
    142,261   6.500%, due 03/01/32 Pool # C65648                         145,326
  5,130,958   5.000%, due 07/01/33 Pool # A11325                       4,894,970
    650,824   6.000%, due 10/01/34 Pool # A28439                         651,620
    630,848   6.000%, due 10/01/34 Pool # A28598                         631,619
    394,614   5.000%, due 04/01/35 Pool # A32314                         375,555
    758,849   5.000%, due 04/01/35 Pool # A32315                         722,198
    708,845   5.000%, due 04/01/35 Pool # A32316                         674,610
    375,259   5.000%, due 04/01/35 Pool # A32509                         357,135
                                                                   -------------
                                                                       9,143,464
                                                                   -------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.76%
  2,154,779   4.000%, due 04/01/15 Pool # 255719                       2,041,632
    599,566   6.000%, due 05/01/16 Pool # 582558                         607,954
  3,434,268   5.000%, due 12/01/17 Pool # 672243                       3,357,470
  2,936,245   4.500%, due 09/01/20 Pool # 835465                       2,808,733
    682,611   6.000%, due 05/01/21 Pool # 253847                         686,984
    113,600   7.000%, due 12/01/29 Pool # 762813                         117,314
    351,540   7.000%, due 11/01/31 Pool # 607515                         362,423
    519,595   6.000%, due 02/01/32 Pool # 611619                         520,288
     18,255   7.000%, due 04/01/32 Pool # 641518                          18,806
    316,752   7.000%, due 05/01/32 Pool # 644591                         326,557
  1,928,447   6.500%, due 06/01/32 Pool # 545691                       1,971,661
  3,049,910   6.000%, due 08/01/33 Pool # 734849                       3,051,542
  1,678,424   6.500%, due 09/01/33 Pool # 737582                       1,714,142
  2,301,713   5.500%, due 10/01/33 Pool # 254904                       2,251,234
  8,242,718   5.500%, due 11/01/33 Pool # 555880                       8,061,947
  5,875,062   5.000%, due 05/01/34 Pool # 780890                       5,603,094
    132,226   7.000%, due 07/01/34 Pool # 792636                         136,176
    951,941   5.500%, due 08/01/34 Pool # 793647                         930,575
  3,625,311   5.500%, due 03/01/35 Pool # 815976                       3,539,762
  1,808,807   5.500%, due 07/01/35 Pool # 825283                       1,766,124
  1,071,556   5.500%, due 08/01/35 Pool # 826872                       1,046,269
  1,878,662   5.000%, due 09/01/35 Pool # 820347                       1,788,953
  2,203,962   5.000%, due 09/01/35 Pool # 835699                       2,098,721
  2,525,466   5.000%, due 10/01/35 Pool # 797669                       2,404,872
$ 2,487,027   5.500%, due 10/01/35 Pool # 836912                   $   2,428,338
  2,603,792   5.000%, due 12/01/35 Pool # 850561                       2,479,458
                                                                   -------------
                                                                      52,121,029
                                                                   -------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.31%
  2,100,000   5.008%, due 12/16/25 Series 2004-43,
              Class C (G)                                              2,045,108
    334,815   6.500%, due 04/20/31 Pool # 003068                         343,672
                                                                   -------------
                                                                       2,388,780
                                                                   -------------
              TOTAL MORTGAGE BACKED                                   63,653,273
                                                                   -------------
              (Cost $65,100,147)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.36%
              FEDERAL HOME LOAN BANK - 0.90%
  6,975,000   4.250%, due 04/16/07                                     6,913,167
                                                                   -------------
              FEDERAL HOME LOAN MORTGAGE CORP. - 0.42%
  3,400,000   4.500%, due 01/15/14                                     3,247,765
                                                                   -------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.36%
  2,400,000   3.800%, due 01/18/08 (O)                                 2,342,844
  2,250,000   4.000%, due 09/02/08                                     2,191,241
    750,000   5.250%, due 08/01/12                                       742,397
  2,400,000   4.625%, due 10/15/14                                     2,311,490
  2,500,000   6.625%, due 11/15/30                                     2,933,175
                                                                   -------------
                                                                      10,521,147
                                                                   -------------
              U.S. TREASURY BONDS - 1.00%
  3,975,000   6.250%, due 05/15/30 (O)                                 4,645,471
  2,900,000   5.375%, due 02/15/31 (O)                                 3,052,703
                                                                   -------------
                                                                       7,698,174
                                                                   -------------
              U.S. TREASURY NOTES - 6.68%
  5,975,000   2.000%, due 05/15/06 (O)                                 5,956,561
    775,000   2.500%, due 05/31/06 (O)                                   772,305
  2,100,000   2.625%, due 11/15/06 (O)                                 2,071,289
  3,000,000   3.125%, due 01/31/07 (O)                                 2,957,694
  3,700,000   3.375%, due 02/28/07 (O)                                 3,650,860
 12,000,000   4.375%, due 05/15/07 (O)                                11,935,308
  1,125,000   2.750%, due 08/15/07 (O)                                 1,093,579
  1,300,000   4.000%, due 08/31/07 (O)                                 1,284,816
  1,980,000   3.000%, due 11/15/07 (O)                                 1,923,229
  9,980,000   3.000%, due 02/15/09 (O)                                 9,496,589
    700,000   2.625%, due 03/15/09 (O)                                   658,164
  3,250,000   3.875%, due 05/15/10 (O)                                 3,134,726
    350,000   3.875%, due 09/15/10 (O)                                   336,670
    500,000   4.500%, due 11/15/10 (O)                                   493,281
    310,000   4.000%, due 02/15/14 (O)                                   292,296
  3,000,000   4.125%, due 05/15/15 (O)                                 2,834,883
  2,125,000   4.250%, due 08/15/15 (O)                                 2,024,311
    601,000   4.500%, due 11/15/15 (O)                                   583,205
                                                                   -------------
                                                                      51,499,766
                                                                   -------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS            79,880,019
                                                                   -------------
              (Cost $81,139,336)

              See accompanying Notes to Portfolios of Investments.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2006

        BALANCED FUND - PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)      17


                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
INVESTMENT COMPANIES - 10.97%
          1   Columbia Funds Series Trust -
              Columbia Cash Reserves                               $           1
          1   J.P. Morgan Prime Money
              Market Fund                                                      1
  9,134,194   SSgA Prime Money Market Fund                             9,134,194
 75,483,204   State Street Navigator Securities
              Lending Portfolio (I)                                   75,483,204
                                                                   -------------
              TOTAL INVESTMENT COMPANIES                              84,617,400
                                                                   -------------
              (Cost $84,617,400)

TOTAL INVESTMENTS - 109.37%                                          843,451,311
                                                                   -------------
(Cost $748,200,500**)

NET OTHER ASSETS AND LIABILITIES - (9.37)%                           (72,277,858)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 771,173,453
                                                                   =============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $750,167,752.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.19% of total net assets.

(G)  Floating rate or variable rate note. Rate shown is as of March 31, 2006.

(I) Represents investments of cash collateral received in connection with securities lending.

(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(O)  All (or portion of security) on loan.

REIT Real Estate Investment Trust.

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT MARCH 31, 2006

18       LARGE CAP VALUE FUND (FORMERLY GROWTH AND INCOME STOCK FUND) -
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)


                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
COMMON STOCKS - 95.93%
              CONSUMER DISCRETIONARY - 7.63%
    242,600   CBS Corp.                                           $    5,817,548
    275,295   Comcast Corp., Class A (O) *                             7,201,717
     52,400   Federated Department Stores, Inc.                        3,825,200
    299,900   Home Depot, Inc.                                        12,685,770
     54,200   J.C. Penney Co., Inc.                                    3,274,222
    578,400   McDonald's Corp.                                        19,873,824
    233,400   Newell Rubbermaid, Inc. (O)                              5,879,346
    697,600   Time Warner, Inc.                                       11,712,704
    242,600   Viacom, Inc. *                                           9,412,880
    631,400   Walt Disney Co.                                         17,609,746
                                                                   -------------
                                                                      97,292,957
                                                                   -------------
              CONSUMER STAPLES - 6.14%
    248,400   Altria Group, Inc.                                      17,601,624
    130,400   Archer-Daniels-Midland Co.                               4,387,960
    158,700   Coca-Cola Co.                                            6,644,769
    241,400   General Mills, Inc.                                     12,234,152
    141,800   Kellogg Co.                                              6,244,872
    180,900   Kimberly-Clark Corp.                                    10,456,020
    162,700   Procter & Gamble Co.                                     9,374,774
    270,800   Sara Lee Corp.                                           4,841,904
    136,000   Wal-Mart Stores, Inc.                                    6,424,640
                                                                   -------------
                                                                      78,210,715
                                                                   -------------
              ENERGY - 14.31%
    177,000   Apache Corp.                                            11,595,270
    499,346   Chevron Corp.                                           28,947,088
    445,300   ConocoPhillips                                          28,120,695
    238,000   Cooper Cameron Corp. *                                  10,491,040
    242,400   Devon Energy Corp.                                      14,827,608
    852,500   Exxon Mobil Corp.                                       51,883,150
    230,300   Marathon Oil Corp.                                      17,541,951
    159,546   Transocean, Inc. *                                      12,811,544
    103,700   Valero Energy Corp.                                      6,199,186
                                                                   -------------
                                                                     182,417,532
                                                                   -------------
              FINANCIALS - 32.45%
    352,626   Allstate Corp.                                          18,375,341
    385,100   American International Group, Inc.                      25,451,259
    188,200   AmSouth Bancorp.                                         5,090,810
    940,342   Bank of America Corp.                                   42,823,175
     30,000   Bear Stearns Cos., Inc.                                  4,161,000
  1,073,814   Citigroup, Inc.                                         50,716,235
    162,200   Equity Residential, REIT                                 7,589,338
    189,500   Federal Home Loan Mortgage Corp.                        11,559,500
    148,900   General Growth Properties, Inc., REIT                    7,276,743
     93,300   Goldman Sachs Group, Inc.                               14,644,368
    800,388   J.P. Morgan Chase & Co.                                 33,328,156
     77,300   Lehman Brothers Holdings, Inc.                          11,172,169
     78,700   Marsh & McLennan Cos., Inc.                              2,310,632
    242,500   Merrill Lynch & Co., Inc                                19,099,300
    306,100   Morgan Stanley                                          19,229,202
    373,100   National City Corp.                                     13,021,190
    270,300   Prudential Financial, Inc.                              20,491,443
    138,900   RenaissanceRe Holdings Ltd. (O)                          6,058,818
     32,000   SL Green Realty Corp., REIT                              3,248,000
    146,400   St. Paul Travelers Cos., Inc.                        $   6,118,056
    181,100   SunTrust Banks, Inc.                                    13,176,836
    471,900   U.S. Bancorp                                            14,392,950
     78,400   Vornado Realty Trust, REIT                               7,526,400
    432,100   Wachovia Corp.                                          24,219,205
     99,400   Washington Mutual, Inc. (O)                              4,236,428
    444,300   Wells Fargo & Co.                                       28,377,441
                                                                   -------------
                                                                     413,693,995
                                                                   -------------
              HEALTH CARE - 7.46%
    237,800   Abbott Laboratories                                     10,099,366
    138,300   Community Health Systems, Inc. (O) *                     4,999,545
    138,500   HCA, Inc.                                                6,341,915
     63,000   Invitrogen Corp. *                                       4,418,190
    102,400   Johnson & Johnson                                        6,064,128
    186,000   Merck & Co., Inc.                                        6,552,780
  1,477,300   Pfizer, Inc.                                            36,814,316
    198,400   Watson Pharmaceuticals, Inc. *                           5,702,016
     64,600   WellPoint, Inc. *                                        5,001,978
    188,000   Wyeth                                                    9,121,760
                                                                   -------------
                                                                      95,115,994
                                                                   -------------
              INDUSTRIALS - 7.82%
    217,400   Burlington Northern Santa Fe Corp.                      18,115,942
     82,600   Emerson Electric Co.                                     6,907,838
    796,600   General Electric Co.                                    27,705,748
    331,900   Honeywell International, Inc.                           14,195,363
    146,500   Masco Corp.                                              4,759,785
    121,100   Textron, Inc.                                           11,309,529
    163,400   United Technologies Corp.                                9,472,298
    204,000   Waste Management, Inc.                                   7,201,200
                                                                   -------------
                                                                      99,667,703
                                                                   -------------
              INFORMATION TECHNOLOGY - 5.29%
    161,800   Automatic Data Processing, Inc.                          7,391,024
    331,526   CA, Inc.                                                 9,020,822
    153,100   Computer Sciences Corp. *                                8,504,705
     98,401   Freescale Semiconductor, Inc., Class B *                 2,732,596
    434,935   Hewlett-Packard Co.                                     14,309,362
    290,100   Intel Corp.                                              5,613,435
    150,500   International Business Machines Corp.                   12,411,735
    327,600   Motorola, Inc.                                           7,505,316
                                                                   -------------
                                                                      67,488,995
                                                                   -------------
              MATERIALS - 3.98%
     83,600   Air Products & Chemicals, Inc.                           5,617,084
    232,200   Alcoa, Inc.                                              7,096,032
    110,600   Dow Chemical Co.                                         4,490,360
    123,600   E.I. du Pont de Nemours & Co.                            5,217,156
     68,800   Inco, Ltd. (O)                                           3,432,432
     35,100   Nucor Corp.                                              3,678,129
     48,800   Phelps Dodge Corp.                                       3,929,864
    103,800   PPG Industries, Inc.                                     6,575,730
    147,700   Weyerhaeuser Co.                                        10,697,911
                                                                   -------------
                                                                      50,734,698
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2006

         LARGE CAP VALUE FUND (FORMERLY GROWTH AND INCOME STOCK FUND) -       19
                PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                                       Value
   Shares                                                            (Note 1)
-----------                                                       --------------
COMMON STOCKS (CONTINUED)
              TELECOMMUNICATION SERVICES - 5.16%
    152,200   Alltell Corp.                                       $    9,854,950
    400,000   AT&T, Inc.                                              10,816,000
    485,500   BellSouth Corp.                                         16,822,575
    446,800   Sprint Nextel Corp.                                     11,545,312
    490,035   Verizon Communications, Inc.                            16,690,592
                                                                  --------------
                                                                      65,729,429
                                                                  --------------
              UTILITIES - 5.69%
     83,600   Dominion Resources, Inc. (O)                             5,770,908
    308,700   Duke Energy Corp. (O) *                                  8,998,605
    141,100   Edison International                                     5,810,498
     86,700   Entergy Corp.                                            5,977,098
    276,700   Exelon Corp.                                            14,637,430
    122,300   FirstEnergy Corp.                                        5,980,470
    230,800   FPL Group, Inc.                                          9,264,312
    257,900   PG&E Corp.                                              10,032,310
    184,200   Southern Co.                                             6,036,234
                                                                  --------------
                                                                      72,507,865
                                                                  --------------
              TOTAL COMMON STOCKS                                  1,222,859,883
                                                                  --------------
              (Cost $989,617,494)

INVESTMENT COMPANIES - 5.85%
          1   Columbia Funds Series Trust -
              Columbia Cash Reserves                                           1
    331,957   iShares Russell 1000 Value Index
              Fund                                                    24,259,417
          2   J.P. Morgan Prime Money
              Market Fund                                                      2
 20,848,482   SSgA Prime Money Market Fund                            20,848,482
 29,478,985   State Street Navigator Securities
              Lending Portfolio (I)                                   29,478,985
                                                                  --------------
              TOTAL INVESTMENT COMPANIES                              74,586,887
                                                                  --------------
              (Cost $73,786,291)

TOTAL INVESTMENTS - 101.78%                                        1,297,446,770
                                                                  --------------
(Cost $1,063,403,785**)

NET OTHER ASSETS AND LIABILITIES - (1.78)%                           (22,725,796)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,274,720,974
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $1,063,559,059.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

REIT Real Estate Investment Trust.

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT MARCH 31, 2006

20       LARGE CAP GROWTH FUND (FORMERLY CAPITAL APPRECIATION STOCK FUND) -
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)


                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
COMMON STOCKS - 97.21%
              CONSUMER DISCRETIONARY - 8.03%
    156,900   Bed Bath & Beyond, Inc. *                            $   6,024,960
    166,100   Cheesecake Factory/The *                                 6,220,445
    157,900   DreamWorks Animation
              SKG, Inc. (O) *                                          4,176,455
    127,300   Home Depot, Inc.                                         5,384,790
    109,600   Kohl's Corp. *                                           5,809,896
     64,700   Lowe's Cos., Inc.                                        4,169,268
     80,222   Morningstar, Inc. (O) *                                  3,591,539
    103,100   Starbucks Corp. *                                        3,880,684
    105,000   Target Corp.                                             5,461,050
     96,650   Viacom, Inc. *                                           3,750,020
     81,900   Walt Disney Co.                                          2,284,191
    105,600   Yum! Brands, Inc. *                                      5,159,616
                                                                   -------------
                                                                      55,912,914
                                                                   -------------
              CONSUMER STAPLES - 11.11%
     23,200   Altria Group, Inc.                                       1,643,952
     92,500   Coca-Cola Co.                                            3,872,975
    254,200   Colgate-Palmolive Co.                                   14,514,820
    133,300   Costco Wholesale Corp.                                   7,219,528
    148,400   CVS Corp.                                                4,432,708
    201,200   PepsiCo, Inc.                                           11,627,348
    293,400   Procter & Gamble Co.                                    16,905,708
     69,700   Walgreen Co.                                             3,006,161
    299,000   Wal-Mart Stores, Inc.                                   14,124,760
                                                                   -------------
                                                                      77,347,960
                                                                   -------------
              ENERGY - 5.52%
     52,400   Consol Energy, Inc.                                      3,885,984
     95,300   Denbury Resources, Inc. (O) *                            3,018,151
    144,500   Dresser-Rand Group, Inc. (O) *                           3,590,825
     39,200   ENSCO International, Inc.                                2,016,840
     24,600   EOG Resources, Inc.                                      1,771,200
     82,600   Noble Corp.                                              6,698,860
    243,600   Weatherford International, Ltd. *                       11,144,700
    144,233   XTO Energy, Inc.                                         6,284,232
                                                                   -------------
                                                                      38,410,792
                                                                   -------------
              FINANCIALS - 5.13%
    178,700   ACE, Ltd.                                                9,294,187
    140,300   American Express Co.                                     7,372,765
     49,200   American International Group, Inc.                       3,251,628
     74,400   Citigroup, Inc.                                          3,513,912
     78,400   Goldman Sachs Group, Inc.                               12,305,664
                                                                   -------------
                                                                      35,738,156
                                                                   -------------
              HEALTH CARE - 21.48%
    181,400   Abbott Laboratories                                      7,704,058
    178,300   Amgen, Inc. *                                           12,971,325
     53,700   Barr Pharmaceuticals, Inc. *                             3,382,026
     74,200   Biogen Idec, Inc. *                                      3,494,820
     48,900   Cardinal Health, Inc.                                    3,644,028
     49,000   Celgene Corp. (O) *                                      2,166,780
     74,200   Cerner Corp. (O) *                                       3,520,790
     59,800   Covance, Inc. (O) *                                      3,513,250
     96,100   Eli Lilly & Co.                                          5,314,330
     38,800   Express Scripts, Inc. *                                  3,410,520
     56,300   Genentech, Inc. *                                    $   4,757,913
     35,700   Gen-Probe, Inc. (O) *                                    1,967,784
    111,600   Genzyme Corp. *                                          7,501,752
     45,400   Gilead Sciences, Inc. *                                  2,824,788
    165,000   Invitrogen Corp. (O) *                                  11,571,450
    306,700   Johnson & Johnson                                       18,162,774
    141,700   Medtronic, Inc.                                          7,191,275
    107,800   Pharmaceutical Product
              Development, Inc. (O)                                    3,730,958
     63,500   St. Jude Medical, Inc. *                                 2,603,500
    309,300   Stryker Corp.                                           13,714,362
    210,029   Teva Pharmaceutical Industries
              Ltd., ADR (O)                                            8,648,994
     88,100   UnitedHealth Group, Inc.                                 4,921,266
     37,100   WellPoint, Inc. *                                        2,872,653
    204,900   Wyeth                                                    9,941,748
                                                                   -------------
                                                                     149,533,144
                                                                   -------------
              INDUSTRIALS - 13.50%
     68,500   Boeing Co.                                               5,338,205
     64,800   CSX Corp.                                                3,875,040
     37,000   Danaher Corp.                                            2,351,350
     56,400   FedEx Corp.                                              6,369,816
  1,034,500   General Electric Co.                                    35,979,910
     85,700   Graco, Inc.                                              3,893,351
     63,900   Illinois Tool Works, Inc.                                6,154,209
    127,000   Ingersoll-Rand Co., Ltd., Class A                        5,307,330
     96,600   Rockwell Automation, Inc.                                6,946,506
     52,200   Stericycle, Inc. *                                       3,529,764
    146,500   United Technologies Corp.                                8,492,605
    163,800   Waste Management, Inc.                                   5,782,140
                                                                   -------------
                                                                      94,020,226
                                                                   -------------
              INFORMATION TECHNOLOGY - 28.50%
    191,300   Altera Corp. *                                           3,948,432
    129,300   Amphenol Corp. (O)                                       6,746,874
    190,800   Cadence Design Systems, Inc. (O) *                       3,527,892
  1,077,800   Cisco Systems, Inc. *                                   23,355,926
    148,700   Citrix Systems, Inc. *                                   5,635,730
     66,900   Cognizant Technology Solutions
              Corp., Class A *                                         3,979,881
    373,700   Dell, Inc. *                                            11,121,312
    302,600   eBay, Inc. *                                            11,819,556
     65,700   Electronic Arts, Inc. *                                  3,595,104
    739,300   EMC Corp./Massachusetts *                               10,076,659
     30,000   Google, Inc., Class A *                                 11,700,000
    744,400   Intel Corp.                                             14,404,140
    116,600   International Business Machines Corp.                    9,616,002
    111,800   Kla-Tencor Corp.                                         5,406,648
    206,100   Micron Technology, Inc. *                                3,033,792
  1,079,700   Microsoft Corp.                                         29,378,637
    263,300   Motorola, Inc.                                           6,032,203
     33,700   NAVTEQ Corp. *                                           1,706,905
    371,900   Nokia OYJ, ADR                                           7,705,768
    219,000   Qualcomm, Inc.                                          11,083,590
    171,600   Texas Instruments, Inc.                                  5,571,852
    156,100   VeriSign, Inc. *                                         3,744,839
    162,600   Yahoo!, Inc. *                                           5,245,476
                                                                   -------------
                                                                     198,437,218
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2006

LARGE CAP GROWTH FUND (FORMERLY CAPITAL APPRECIATION STOCK FUND) - PORTFOLIO OF
                     INVESTMENTS (UNAUDITED) (CONTINUED)                      21


                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
COMMON STOCKS (CONTINUED)
              MATERIALS - 1.62%
    103,400   Praxair, Inc.                                        $   5,702,510
     77,000   Weyerhaeuser Co.                                         5,577,110
                                                                   -------------
                                                                      11,279,620
                                                                   -------------
              TELECOMMUNICATION SERVICES - 1.53%
    217,900   NeuStar, Inc., Class A (O) *                             6,754,900
    149,700   Sprint Nextel Corp.                                      3,868,248
                                                                   -------------
                                                                      10,623,148
                                                                   -------------
              UTILITIES - 0.79%
    321,100   AES Corp. *                                              5,477,966
                                                                   -------------
              TOTAL COMMON STOCKS                                    676,781,144
                                                                   -------------
              (Cost $612,857,428 )
INVESTMENT COMPANIES - 7.10%
    153,300   Industrial Select Sector SPDR Fund                       5,181,540
     26,600   iShares Russell 1000 Growth Index Fund (O)               1,402,884
          1   J.P. Morgan Prime Money Market Fund                              1
    123,000   Nasdaq-100 Index Tracking Stock (O)                      5,158,620
  2,467,707   SSgA Prime Money Market Fund                             2,467,707
 35,200,310   State Street Navigator Securities
              Lending Portfolio (I)                                   35,200,310
                                                                   -------------
              TOTAL INVESTMENT COMPANIES                              49,411,062
                                                                   -------------
              (Cost $49,339,497)
TOTAL INVESTMENTS - 104.31%                                          726,192,206
                                                                   -------------
(Cost $662,196,925**)
NET OTHER ASSETS AND LIABILITIES - (4.31)%                           (29,970,032)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 696,222,174
                                                                   =============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $662,592,523.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

ADR  American Depository Receipt.

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT MARCH 31, 2006

22        MID CAP VALUE FUND (FORMERLY MID-CAP STOCK FUND) - PORTFOLIO OF
                             INVESTMENTS (UNAUDITED)


                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
COMMON STOCKS - 96.37%
              CONSUMER DISCRETIONARY - 9.61%
     16,400   Advo, Inc.                                           $     524,800
     33,200   AnnTaylor Stores Corp. *                                 1,221,428
     63,900   Belo Corp., Class A (O)                                  1,270,332
     20,100   Cato Corp., Class A                                        479,586
      7,950   CEC Entertainment, Inc. *                                  267,279
     34,100   Darden Restaurants, Inc.                                 1,399,123
     31,540   Federated Department Stores, Inc.                        2,302,420
    151,564   Interpublic Group of Cos., Inc. (O) *                    1,448,952
     29,500   J.C. Penney Co., Inc.                                    1,782,095
     84,700   Jones Apparel Group, Inc.                                2,995,839
     19,700   Matthews International Corp., Class A                      753,722
     17,300   Modine Manufacturing Co.                                   510,350
    166,200   Newell Rubbermaid, Inc.                                  4,186,578
     44,300   O'Reilly Automotive, Inc. *                              1,619,608
     14,400   Ruby Tuesday, Inc. (O)                                     461,952
     34,000   Stage Stores, Inc.                                       1,011,500
     18,700   Standard-Pacific Corp.                                     628,694
     34,900   Tempur-Pedic International, Inc. (O) *                     493,835
    115,900   TJX Cos., Inc.                                           2,876,638
     44,700   Univision Communications, Inc.,
              Class A *                                                1,540,809
     19,000   Valassis Communications, Inc. *                            558,030
     25,600   WCI Communities, Inc. (O) *                                712,192
     23,100   Yankee Candle Co., Inc.                                    632,247
                                                                   -------------
                                                                      29,678,009
                                                                   -------------
              CONSUMER STAPLES - 8.82%
     82,800   Albertson's, Inc.                                        2,125,476
    110,800   Archer-Daniels-Midland Co.                               3,728,420
     31,600   Casey's General Stores, Inc.                               722,692
     54,500   Clorox Co.                                               3,261,825
     25,700   Costco Wholesale Corp.                                   1,391,912
     83,600   Hain Celestial Group, Inc. (O) *                         2,189,484
     25,500   Herbalife, Ltd. *                                          861,135
     19,400   Hormel Foods Corp.                                         655,720
     59,200   McCormick & Co., Inc.                                    2,004,512
     38,900   NBTY, Inc. *                                               876,028
     44,500   Pepsi Bottling Group, Inc.                               1,352,355
     72,900   Safeway, Inc.                                            1,831,248
     84,000   Sara Lee Corp.                                           1,501,920
     89,300   The Kroger Company *                                     1,818,148
     12,400   Universal Corp./Richmond VA                                455,948
     58,800   UST, Inc. (O)                                            2,446,080
                                                                   -------------
                                                                      27,222,903
                                                                   -------------
              ENERGY - 5.88%
     18,400   Amerada Hess Corp.                                       2,620,160
     27,900   Arch Coal, Inc. (O)                                      2,118,726
     45,000   BJ Services Co.                                          1,557,000
     21,750   Encore Acquisition Co. *                                   674,250
     34,900   ENSCO International, Inc.                                1,795,605
     38,700   Forest Oil Corp. *                                       1,438,866
     26,700   Marathon Oil Corp.                                       2,033,739
     31,319   Mariner Energy, Inc. (O) *                                 642,353
     46,800   Pioneer Natural Resources Co. (O)                        2,070,900
     16,300   Plains Exploration and Production Co. *              $     629,832
     44,300   Smith International, Inc.                                1,725,928
     20,700   Whiting Petroleum Corp. *                                  848,493
                                                                   -------------
                                                                      18,155,852
                                                                   -------------
              FINANCIALS - 28.11%
     41,000   AMB Property Corp., REIT                                 2,225,070
     14,800   American Capital Strategies, Ltd. (O)                      520,368
     61,400   AmSouth Bancorp.                                         1,660,870
     45,400   Archstone-Smith Trust, REIT                              2,214,158
     16,800   Ares Capital Corp.                                         288,624
     49,376   Associated Banc-Corp. (O)                                1,677,796
     36,600   Assured Guaranty, Ltd.                                     915,000
     25,700   Bank of America Corp.                                    1,170,378
     39,200   Bear Stearns Cos., Inc.                                  5,437,040
     33,400   Camden Property Trust, REIT                              2,406,470
     27,500   Capital One Financial Corp.                              2,214,300
     21,300   CIT Group, Inc.                                          1,139,976
     59,000   Colonial BancGroup, Inc.                                 1,475,000
     28,700   Compass Bancshares, Inc.                                 1,452,507
     12,600   Cousins Properties, Inc., REIT (O)                         421,218
     12,900   Delphi Financial Group, Class A                            666,027
     50,500   Equity Residential, REIT                                 2,362,895
     20,300   Everest Re Group, Ltd.                                   1,895,411
     55,500   Federated Investors, Inc., Class B                       2,167,275
     10,900   First Midwest Bancorp, Inc.                                398,613
     29,000   General Growth Properties, Inc., REIT                    1,417,230
     27,200   Hartford Financial Services Group, Inc                   2,190,960
     15,300   International Bancshares Corp.                             439,569
      9,800   IPC Holdings, Ltd. (O)                                     274,890
     56,500   iStar Financial, Inc., REIT                              2,162,820
     29,800   J.P. Morgan Chase & Co.                                  1,240,872
     77,800   Janus Capital Group, Inc.                                1,802,626
     16,900   Jefferson-Pilot Corp. (O)                                  945,386
     61,200   Kimco Realty Corp., REIT                                 2,487,168
      8,400   LaSalle Hotel Properties, REIT                             344,400
     20,800   M&T Bank Corp.                                           2,374,112
     51,900   Marshall & Ilsley Corp.                                  2,261,802
      8,000   MB Financial, Inc.                                         283,200
     16,800   MBIA, Inc.                                               1,010,184
     48,100   Mellon Financial Corp.                                   1,712,360
     33,800   Merrill Lynch & Co., Inc                                 2,662,088
     33,400   NewAlliance Bancshares, Inc. (O)                           481,962
     30,900   PartnerRe, Ltd. (O)                                      1,918,581
      8,200   Pennsylvania Real Estate Investment Trust (O)              360,800
     24,600   Platinum Underwriters Holdings, Ltd. (Bermuda)             715,860
     57,200   Prologis, REIT                                           3,060,200
      7,000   PS Business Parks, Inc., REIT                              391,440
     27,200   Radian Group, Inc.                                       1,638,800
     13,900   RAIT Investment Trust, REIT (O)                            392,536
     37,200   Realty Income Corp., REIT (O)                              900,612
     22,000   Reinsurance Group of America, Inc.                       1,040,380
     43,700   RenaissanceRe Holdings Ltd. (O)                          1,906,194
     35,800   Safeco Corp.                                             1,797,518
     28,400   Scottish Re Group, Ltd. (O)                                704,604

              See accompanying Notes to Portfolios of Investments.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2006

   MID CAP VALUE FUND (FORMERLY MID-CAP STOCK FUND) - PORTFOLIO OF INVESTMENTS
                           (UNAUDITED) (CONTINUED)                            23


                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
COMMON STOCKS (CONTINUED)
              FINANCIALS (CONTINUED)
     34,100   Simon Property Group, Inc., REIT                     $   2,869,174
     25,400   TCF Financial Corp. (O)                                    654,050
     16,060   Texas Regional Bancshares, Inc., Class A                   473,609
     48,800   Thornburg Mortgage, Inc., REIT (O)                       1,320,528
     28,500   Universal American Financial Corp. *                       438,900
     58,800   UnumProvident Corp.                                      1,204,224
     27,500   U-Store-It Trust, REIT                                     554,125
     18,000   Ventas, Inc., REIT                                         597,240
     23,400   Vornado Realty Trust, REIT                               2,246,400
     32,200   Washington Mutual, Inc.                                  1,372,364
     13,300   Webster Financial Corp.                                    644,518
      9,400   Westamerica Bancorp.                                       488,048
     27,700   Zions Bancorp.                                           2,291,621
                                                                   -------------
                                                                      86,782,951
                                                                   -------------
              HEALTH CARE - 6.09%
     16,600   Amsurg Corp. (O) *                                         376,654
     34,300   Becton Dickinson & Co.                                   2,112,194
     35,800   Biogen Idec, Inc. *                                      1,686,180
      8,900   Charles River Laboratories International, Inc. *           436,278
     15,800   Cigna Corp.                                              2,063,796
      8,400   Dentsply International, Inc.                               488,460
     15,400   Diagnostic Products Corp.                                  733,502
     25,212   Fisher Scientific International, Inc. (O)                1,715,676
     37,800   Health Management Associates, Inc., Class A                815,346
     12,600   Idexx Laboratories, Inc. (O) *                           1,088,136
     18,700   Invitrogen Corp. *                                       1,311,431
     41,000   Omnicare, Inc. (O)                                       2,254,590
     31,700   Triad Hospitals, Inc. *                                  1,328,230
     13,400   Varian, Inc. *                                             551,812
     63,500   Watson Pharmaceuticals, Inc. *                           1,824,990
                                                                   -------------
                                                                      18,787,275
                                                                   -------------
              INDUSTRIALS - 9.44%
     26,900   Acuity Brands, Inc. (O)                                  1,076,000
     28,100   Airtran Holdings, Inc. (O) *                               508,891
     10,200   Albany International Corp., Class A (O)                    388,518
     20,300   Avery Dennison Corp.                                     1,187,144
     17,900   Carlisle Cos., Inc.                                      1,464,220
     69,700   CSX Corp.                                                4,168,060
     23,288   Genesee & Wyoming, Inc., Class A *                         714,461
     12,100   Graco, Inc.                                                549,703
     43,000   Ingersoll-Rand Co., Ltd., Class A                        1,796,970
     47,900   Manpower, Inc.                                           2,738,922
     46,500   Masco Corp.                                              1,510,785
     17,500   Mueller Industries, Inc.                                   624,575
     33,700   Parker-Hannifin Corp.                                    2,716,557
     35,800   R. R. Donnelley & Sons Co.                               1,171,376
     30,600   Republic Services, Inc.                                  1,300,806
     25,600   Simpson Manufacturing Co., Inc. (O)                  $   1,108,480
     18,100   Teleflex, Inc.                                           1,296,503
     42,300   Timken Co.                                               1,365,021
     26,200   United Stationers, Inc. *                                1,391,220
     25,300   W.W. Grainger, Inc.                                      1,906,355
      8,900   Werner Enterprises, Inc.                                   163,493
                                                                   -------------
                                                                      29,148,060
                                                                   -------------
              INFORMATION TECHNOLOGY - 8.66%
     27,200   Affiliated Computer Services, Inc., Class A *            1,622,752
     55,100   Arrow Electronics, Inc. *                                1,778,077
     45,400   ATMI, Inc. (O) *                                         1,371,080
    103,000   Avaya, Inc. (O) *                                        1,163,900
     32,925   Belden CDT, Inc. (O)                                       896,548
     33,900   Computer Sciences Corp. *                                1,883,145
     89,900   Convergys Corp. *                                        1,637,079
     12,000   Diebold, Inc.                                              493,200
     47,600   Electronic Data Systems Corp.                            1,277,108
     59,100   Intersil Corp., Class A                                  1,709,172
    154,300   LSI Logic Corp. (O) *                                    1,783,708
    432,000   Lucent Technologies, Inc. (O) *                          1,317,600
     15,700   MAXIMUS, Inc.                                              564,886
     48,600   Molex, Inc. (O)                                          1,613,520
     22,900   NAM TAI Electronics, Inc.                                  524,639
    113,500   Reynolds and Reynolds Co., Class A                       3,223,400
    165,500   Tellabs, Inc. *                                          2,631,450
     43,949   Varian Semiconductor Equipment Associates,
              Inc. (O) *                                               1,234,088
                                                                   -------------
                                                                      26,725,352
                                                                   -------------
              MATERIALS - 8.31%
     49,400   Agrium, Inc.                                             1,247,844
     49,000   Air Products & Chemicals, Inc.                           3,292,310
     11,000   Aptargroup, Inc.                                           607,750
     10,000   Ashland, Inc.                                              710,800
     14,600   Bemis Co.                                                  461,068
     22,600   Compass Minerals International, Inc. (O)                   564,774
     56,100   Dow Chemical Co.                                         2,277,660
     41,000   Inco, Ltd. (O)                                           2,045,490
     29,600   Martin Marietta Materials, Inc.                          3,168,088
     55,500   Novelis, Inc.                                            1,141,635
     21,200   Nucor Corp.                                              2,221,548
     51,100   PPG Industries, Inc.                                     3,237,185
     49,000   Rohm and Haas Co.                                        2,394,630
     95,600   Smurfit-Stone Container Corp. (O) *                      1,297,292
     15,900   United States Steel Corp.                                  964,812
                                                                   -------------
                                                                      25,632,886
                                                                   -------------
              TELECOMMUNICATION SERVICES - 0.85%
     40,400   CenturyTel, Inc.                                         1,580,448
     78,500   Citizens Communications Co.                              1,041,695
                                                                   -------------
                                                                       2,622,143
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT MARCH 31, 2006

24           MID CAP VALUE FUND (FORMERLY MID-CAP STOCK FUND) - PORTFOLIO OF
                       INVESTMENTS (UNAUDITED) (CONTINUED)


                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
COMMON STOCKS (CONTINUED)
              UTILITIES - 10.60%
     70,900   AES Corp. *                                          $   1,209,554
     32,000   Alliant Energy Corp.                                     1,007,040
     51,100   American Electric Power Co., Inc.                        1,738,422
     17,000   Atmos Energy Corp. (O)                                     447,610
     20,400   Consolidated Edison, Inc. (O)                              887,400
     63,100   Constellation Energy Group, Inc.                         3,452,201
     66,600   Edison International                                     2,742,588
     27,300   Entergy Corp.                                            1,882,062
      9,800   New Jersey Resources Corp.                                 443,450
     66,800   NSTAR                                                    1,911,148
     95,600   PG&E Corp.                                               3,718,840
     29,650   PNM Resources, Inc.                                        723,460
     97,300   PPL Corp.                                                2,860,620
     27,800   Progress Energy, Inc.                                    1,222,644
     55,400   Public Service Enterprise Group, Inc.                    3,547,816
     33,100   Sempra Energy                                            1,537,826
     26,200   UGI Corp.                                                  552,034
     29,400   Westar Energy, Inc.                                        611,814
     13,400   WGL Holdings, Inc. (O)                                     407,628
     99,600   Xcel Energy, Inc. (O)                                    1,807,740
                                                                   -------------
                                                                      32,711,897
                                                                   -------------
              TOTAL COMMON STOCKS                                    297,467,328
                                                                   -------------
              (Cost $244,997,354)

INVESTMENT COMPANIES - 17.43%
     49,200   iShares Russell Midcap Value Index Fund (O)              6,563,280
  7,170,936   SSgA Prime Money Market Fund                             7,170,936
 40,055,450   State Street Navigator Securities
              Lending Portfolio (I)                                   40,055,450
                                                                   -------------
              TOTAL INVESTMENT COMPANIES                              53,789,666
                                                                   -------------
              (Cost $53,639,501)

TOTAL INVESTMENTS - 113.80%                                          351,256,994
                                                                   -------------
(Cost $298,636,855**)

NET OTHER ASSETS AND LIABILITIES - (13.80)%                          (42,584,801)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 308,672,194
                                                                   =============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $298,772,180.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

REIT Real Estate Investment Trust.

              See accompanying Notes to Portfolios of Investments.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2006

          MID CAP GROWTH FUND (FORMERLY MULTI-CAP GROWTH STOCK FUND) -
                     PORTFOLIO OF INVESTMENTS (UNAUDITED)                     25


                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
COMMON STOCKS - 94.55%
              CONSUMER DISCRETIONARY - 6.48%
     12,100   Beacon Roofing Supply, Inc. (O) *                    $     491,744
     28,420   California Pizza Kitchen, Inc. (O) *                       922,229
     25,600   Citi Trends, Inc. (O) *                                  1,017,856
     73,370   D.R. Horton, Inc.                                        2,437,351
      6,110   GameStop Corp., Class A *                                  288,025
     24,110   GameStop Corp., Class B *                                1,044,445
     47,029   Geox SpA                                                   627,922
     26,900   Gildan Activewear, Inc. *                                1,278,288
     34,670   Kenexa Corp. (O) *                                       1,066,103
     17,770   Panera Bread Co. (O) *                                   1,335,949
     95,600   Petsmart, Inc.                                           2,690,184
     33,300   Phillips-Van Heusen                                      1,272,393
     53,660   Pinnacle Entertainment, Inc. (O) *                       1,511,602
    495,400   Sirius Satellite Radio, Inc. (O) *                       2,516,632
     72,100   Univision Communications, Inc., Class A *                2,485,287
     90,760   Walt Disney Co.                                          2,531,296
     48,400   Williams-Sonoma, Inc. *                                  2,052,160
                                                                   -------------
                                                                      25,569,466
                                                                   -------------
              ENERGY - 5.90%
     11,040   Arch Coal, Inc.                                            838,378
     20,975   Cabot Oil & Gas Corp.                                    1,005,332
    286,570   Cameco Corp. (O)                                        10,316,520
     42,800   GlobalSantaFe Corp.                                      2,600,100
     63,840   Halliburton Co.                                          4,661,597
     69,100   Petro-Canada                                             3,288,469
     14,910   Suntech Power Holdings Co., Ltd., ADR *                    551,521
                                                                   -------------
                                                                      23,261,917
                                                                   -------------
              FINANCIALS - 18.54%
     13,400   Affiliated Managers Group (O) *                          1,428,574
     25,350   Arch Capital Group, Ltd. *                               1,463,709
     17,250   Chicago Mercantile Exchange Holdings, Inc.               7,719,375
    371,032   Countrywide Financial Corp.                             13,616,874
     90,900   E*Trade Financial Corp. *                                2,452,482
     81,200   Equifax, Inc.                                            3,023,888
     97,990   Franklin Resources, Inc.                                 9,234,578
     17,800   Jones Lang LaSalle, Inc.                                 1,362,412
     27,950   LaSalle Hotel Properties, REIT                           1,145,950
     85,190   Legg Mason, Inc.                                        10,676,863
     58,520   Moody's Corp.                                            4,181,839
     32,050   Nasdaq Stock Market, Inc. (O) *                          1,283,282
     20,380   National Financial Partners Corp.                        1,151,878
     43,540   Nuveen Investments, Inc., Class A (O)                    2,096,451
     25,250   ProAssurance Corp. (O) *                                 1,313,000
     99,390   UBS AG                                                  10,929,918
                                                                   -------------
                                                                      73,081,073
                                                                   -------------
              HEALTH CARE - 21.25%
     34,030   Alkermes, Inc. (O) *                                       750,362
     67,800   Amgen, Inc. *                                            4,932,450
     22,720   Amylin Pharmaceuticals, Inc. (O) *                       1,112,144
    287,630   AstraZeneca PLC, ADR                                    14,447,655
     30,900   Cephalon, Inc. (O) *                                     1,861,725
     30,120   Covance, Inc. *                                      $   1,769,550
     36,500   Coventry Health Care, Inc. *                             1,970,270
     45,300   DaVita, Inc. *                                           2,727,513
     59,450   Digene Corp. (O) *                                       2,324,495
     69,100   Lincare Holdings, Inc. *                                 2,692,136
     61,800   Manor Care, Inc.                                         2,740,830
    252,890   Medtronic, Inc.                                         12,834,167
     49,860   Pharmaceutical Product Development, Inc.                 1,725,655
    156,590   Sanofi-Aventis, ADR                                      7,430,196
    308,860   Schering-Plough Corp.                                    5,865,251
     75,360   St. Jude Medical, Inc. *                                 3,089,760
    179,990   UnitedHealth Group, Inc.                                10,054,241
     19,180   Vertex Pharmaceuticals, Inc. (O) *                         701,796
     61,230   WellPoint, Inc. *                                        4,741,039
                                                                   -------------
                                                                      83,771,235
                                                                   -------------
              INDUSTRIALS - 10.27%
    154,850   Boeing Co.                                              12,067,461
     21,975   Bucyrus International, Inc. (O)                          1,058,975
     44,900   CH Robinson Worldwide, Inc.                              2,204,141
     37,360   Corrections Corp. of America (O) *                       1,688,672
     25,200   Expeditors International of Washington, Inc.             2,177,028
     32,500   Fluor Corp.                                              2,788,500
    137,460   General Dynamics Corp.                                   8,794,691
     11,750   Jacobs Engineering Group, Inc. *                         1,019,195
     53,705   Knight Transportation, Inc. (O)                          1,060,674
     38,220   Resources Connection, Inc. (O) *                           952,060
     54,900   Robert Half International, Inc.                          2,119,689
     40,400   Rockwell Collins, Inc.                                   2,276,540
     12,900   United Parcel Service, Inc.                              1,024,002
     40,050   UTI Worldwide, Inc.                                      1,265,580
                                                                   -------------
                                                                      40,497,208
                                                                   -------------
              INFORMATION TECHNOLOGY - 30.83%
     82,560   Activision, Inc. *                                       1,138,502
    273,860   Adobe Systems, Inc. *                                    9,563,191
    161,900   Altera Corp. *                                           3,341,616
     18,100   American Reprographics Co. (O) *                           627,889
     61,190   Apple Computer, Inc. *                                   3,837,837
     39,000   Cognizant Technology Solutions Corp., Class A *          2,320,110
     51,700   Cognos, Inc. (O) *                                       2,011,130
    230,070   Electronic Arts, Inc. *                                 12,589,430
     44,650   Equinix, Inc. (O) *                                      2,867,423
     11,070   F5 Networks, Inc. *                                        802,464
     92,540   Foundry Networks, Inc. *                                 1,680,526
     19,810   Google, Inc., Class A *                                  7,725,900
    153,210   Homestore, Inc. (O) *                                    1,005,058
     12,200   IHS, Inc. *                                                333,670
     35,550   International Rectifier Corp. *                          1,472,837
     61,100   Jabil Circuit, Inc. *                                    2,618,746
     56,900   Linear Technology Corp.                                  1,996,052
     93,680   Marvell Technology Group Ltd. *                          5,068,088
    361,300   Microsoft Corp.                                          9,830,973
     30,700   MoneyGram International, Inc.                              943,104
    468,640   Network Appliance, Inc. *                               16,885,099
     45,500   Nvidia Corp. *                                           2,605,330

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT MARCH 31, 2006

26   MID CAP GROWTH FUND (FORMERLY MULTI-CAP GROWTH STOCK FUND) - PORTFOLIO
                     OF INVESTMENTS (UNAUDITED) (CONTINUED)


                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
COMMON STOCKS (CONTINUED)
              INFORMATION TECHNOLOGY (CONTINUED)
    141,920   Opsware, Inc. (O) *                                  $   1,216,254
     19,850   Pixar *                                                  1,273,179
    229,170   Qualcomm, Inc.                                          11,598,294
    105,930   Red Hat, Inc. (O) *                                      2,963,921
     13,700   Redback Networks, Inc. *                                   297,153
     78,620   SanDisk Corp. *                                          4,522,222
     72,280   Sap AG, ADR                                              3,926,250
     71,400   VeriFone Holdings, Inc. (O) *                            2,162,706
     51,400   Zebra Technologies Corp., Class A *                      2,298,608
                                                                   -------------
                                                                     121,523,562
                                                                   -------------
              MATERIALS - 0.23%
      8,470   Martin Marietta Materials, Inc.                            906,544
                                                                   -------------
              TELECOMMUNICATION SERVICES - 1.05%
     86,300   American Tower Corp., Class A *                          2,616,616
      6,300   NeuStar, Inc., Class A *                                   195,300
     84,810   Syniverse Holdings, Inc. (O) *                           1,339,998
                                                                   -------------
                                                                       4,151,914
                                                                   -------------
              TOTAL COMMON STOCKS                                    372,762,919
                                                                   -------------
              (Cost $318,717,987)

COMMON STOCK UNIT - 2.02%
              CONSUMER DISCRETIONARY - 2.02%
    117,480   Starwood Hotels & Resorts Worldwide, Inc.                7,956,920
                                                                   -------------
              TOTAL COMMON STOCK UNIT                                  7,956,920
                                                                   -------------
              (Cost $6,883,694)

INVESTMENT COMPANIES - 14.09%
      5,870   Oil Service HOLDRs Trust (O)                               861,775
 12,924,489   SSgA Prime Money Market Fund                            12,924,489
 41,746,032   State Street Navigator Securities Lending
              Portfolio (I)                                           41,746,032
                                                                   -------------
              TOTAL INVESTMENT COMPANIES                              55,532,296
                                                                   -------------
              (Cost $55,234,166)

TOTAL INVESTMENTS - 110.66%                                          436,252,135
                                                                   -------------
(Cost $380,835,847**)

NET OTHER ASSETS AND LIABILITIES - (10.66)%                          (42,028,722)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 394,223,413
                                                                   =============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $381,271,236.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

ADR  American Depository Receipt.

PLC  Public Limited Company.

REIT Real Estate Investment Trust.

              See accompanying Notes to Portfolios of Investments.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2006

        GLOBAL SECURITIES FUND - PORTFOLIO OF INVESTMENTS (UNAUDITED)         27


                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
COMMON STOCKS - 95.05%
              AUSTRALIA - 0.27%
     55,307   Macquarie Airports                                   $     133,526
                                                                   -------------
              BERMUDA - 1.17%
      5,237   ACE, Ltd.                                                  272,376
      1,450   Everest Re Group, Ltd.                                     135,387
      2,600   XL Capital, Ltd., Class A                                  166,686
                                                                   -------------
                                                                         574,449
                                                                   -------------
              BRAZIL - 0.85%
     11,360   Empressa Brasileira de Aeronautica S.A., ADR               418,616
                                                                   -------------
              CANADA - 1.66%
      9,400   Husky Energy, Inc.                                         569,270
      3,977   Manulife Financial Corp.                                   249,747
                                                                   -------------
                                                                         819,017
                                                                   -------------
              DENMARK - 0.24%
      1,900   Novo-Nordisk A/S                                           118,370
                                                                   -------------
              FINLAND - 0.62%
     10,740   Fortum OYJ                                                 271,414
      1,025   Neste Oil OYJ                                               35,296
                                                                   -------------
                                                                         306,710
                                                                   -------------
              FRANCE - 6.70%
     12,440   European Aeronautic Defence and Space Co. N.V.             525,016
      5,990   JC Decaux S.A. *                                           162,354
      5,720   LVMH Moet Hennessy Louis Vuitton S.A.                      561,683
      8,220   Sanofi-Aventis                                             783,229
      3,360   Societe Generale                                           506,125
      8,270   Technip S.A.                                               560,629
        780   Total S.A.                                                 206,111
                                                                   -------------
                                                                       3,305,147
                                                                   -------------
              GERMANY - 4.08%
      3,225   Allianz AG                                                 539,340
      7,715   Bayerische Motoren Werke AG                                425,615
      2,457   SAP AG                                                     533,863
      5,501   Siemens AG                                                 514,405
                                                                   -------------
                                                                       2,013,223
                                                                   -------------
              HONG KONG - 0.77%
     95,200   Hong Kong and China Gas                                    229,414
     16,560   Hutchison Whampoa, Ltd.                                    151,623
                                                                   -------------
                                                                         381,037
                                                                   -------------
              INDIA - 3.02%
     67,250   Hindustan Lever, Ltd.                                      408,033
      6,125   ICICI Bank, Ltd., ADR                                      169,540
      8,395   Infosys Technologies, Ltd.                                 561,239
     64,930   ZEE Telefilms, Ltd.                                        349,455
                                                                   -------------
                                                                       1,488,267
                                                                   -------------
              IRELAND - 0.40%
     12,079   Anglo Irish Bank Corp. PLC                           $     199,396
                                                                   -------------
              ITALY - 0.16%
      6,400   Bulgari SpA                                                 77,139
                                                                   -------------
              JAPAN - 10.77%
      2,480   Canon, Inc.                                                164,426
      9,000   Chugai Pharmaceutical Co., Ltd.                            163,539
      5,690   Credit Saison Co., Ltd.                                    315,264
      1,500   Fanuc, Ltd.                                                144,644
      7,890   Hoya Corp.                                                 318,971
      6,000   JGC Corp.                                                  118,218
      6,000   Kao Corp.                                                  158,305
         89   KDDI Corp.                                                 476,454
        990   Keyence Corp.                                              257,832
      1,400   Kyocera Corp.                                              124,159
      5,900   Murata Manufacturing Co., Ltd.                             400,213
      1,900   Nidec Corp.                                                156,211
      1,300   Nintendo Co., Ltd.                                         194,732
         62   Resona Holdings, Inc. *                                    213,711
     22,740   Shionogi & Co., Ltd.                                       373,726
     12,000   Shiseido Co., Ltd.                                         223,669
     13,410   Sony Corp.                                                 622,022
      8,530   Square Enix Co., Ltd.                                      220,700
      3,960   Takeda Pharmaceutical Co., Ltd.                            226,151
      7,970   Toyota Motor Corp.                                         436,164
                                                                   -------------
                                                                       5,309,111
                                                                   -------------
              MEXICO - 1.18%
     46,540   Grupo Modelo S.A., Series C                                170,805
     20,572   Grupo Televisa S.A., ADR                                   409,383
                                                                   -------------
                                                                         580,188
                                                                   -------------
              NETHERLANDS - 1.12%
     16,300   Koninklijke Philips Electronics N.V.                       551,802
                                                                   -------------
              NORWAY - 0.31%
     16,850   Tandberg ASA                                               152,447
                                                                   -------------
              PORTUGAL - 0.33%
     40,934   Energias de Portugal S.A.                                  160,982
                                                                   -------------
              SINGAPORE - 0.39%
     69,659   Singapore Press Holdings, Ltd.                             193,994
                                                                   -------------
              SOUTH KOREA - 2.36%
      2,760   Hyundai Heavy Industries                                   240,877
        748   Samsung Electronics Co., Ltd.                              484,989
     18,530   SK Telecom Co., Ltd., ADR                                  437,123
                                                                   -------------
                                                                       1,162,989
                                                                   -------------
              SPAIN - 0.72%
      9,150   Inditex S.A.                                               353,735
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT MARCH 31, 2006

                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
COMMON STOCKS (CONTINUED)
              SWEDEN - 4.62%
     20,200   Hennes & Mauritz AB                                  $     738,493
      9,900   Investor AB, Series B                                      180,330
    356,750   Telefonaktiebolaget LM Ericsson                          1,359,354
                                                                   -------------
                                                                       2,278,177
                                                                   -------------
              SWITZERLAND - 3.03%
     10,523   Credit Suisse Group                                        590,916
      4,777   Novartis AG                                                265,868
      3,668   Roche Holding AG                                           546,546
        650   Syngenta AG *                                               91,414
                                                                   -------------
                                                                       1,494,744
                                                                   -------------
              TAIWAN - 0.55%
     27,119   Taiwan Semiconductor Manufacturing Co., Ltd., ADR          272,817
                                                                   -------------
              UNITED KINGDOM - 11.94%
     13,280   3I Group PLC                                               217,230
      6,088   BP PLC, ADR                                                419,707
     18,284   Burberry Group PLC                                         147,395
     48,017   Cadbury Schweppes PLC                                      477,698
      3,030   Diageo PLC                                                  47,772
      8,175   GUS PLC                                                    150,004
     27,914   HSBC Holdings PLC (Hong Kong)                              467,282
     20,030   Pearson PLC                                                278,001
     35,653   Prudential PLC                                             413,914
     24,008   Reckitt Benckiser PLC                                      845,975
     21,707   Royal Bank of Scotland Group PLC                           707,131
     31,823   Smith & Nephew PLC                                         282,829
     40,250   Tesco PLC                                                  231,016
    497,770   Vodafone Group PLC                                       1,043,225
     12,870   WPP Group PLC                                              154,563
                                                                   -------------
                                                                       5,883,742
                                                                   -------------
              UNITED STATES - 37.79%
      6,340   3M Co.                                                     479,875
      7,450   Adobe Systems, Inc. *                                      260,154
     27,840   Advanced Micro Devices, Inc. *                             923,174
      4,550   Affymetrix, Inc. (O) *                                     149,831
     10,460   Altera Corp. *                                             215,894
      1,550   Altria Group, Inc.                                         109,833
      3,310   Amazon.com, Inc. *                                         120,848
      5,200   American Express Co.                                       273,260
      5,430   Amgen, Inc. *                                              395,032
      2,000   Atherogenics, Inc. (O) *                                    32,640
      6,500   Automatic Data Processing, Inc.                            296,920
      7,100   Avon Products, Inc.                                        221,307
         85   Berkshire Hathaway, Inc., Class B *                        256,020
      7,940   Biomet, Inc.                                               282,029
      4,020   Boeing Co.                                                 313,279
     16,070   Boston Scientific Corp. *                                  370,413
      4,170   Burlington Resources, Inc.                                 383,265
      9,600   Carnival Corp.                                             454,752
     15,500   Cendant Corp.                                              268,925
      4,886   Chevron Corp.                                        $     283,241
     13,250   Cisco Systems, Inc. *                                      287,128
      2,450   Citigroup, Inc.                                            115,713
      6,930   Coach, Inc. *                                              239,639
      2,900   Conor Medsystems, Inc. (O) *                                85,260
     20,670   Corning, Inc. *                                            556,230
      8,070   Cree, Inc. (O) *                                           264,777
     16,460   eBay, Inc. *                                               642,928
      3,720   Emerson Electric Co.                                       311,104
      2,530   Express Scripts, Inc. *                                    222,387
      1,500   First Data Corp.                                            70,230
      2,600   Genentech, Inc. *                                          219,726
      6,440   Gilead Sciences, Inc. *                                    400,697
      7,700   GlobalSantaFe Corp.                                        467,775
        300   Guidant Corp.                                               23,418
      2,700   ImClone Systems, Inc. (O) *                                 91,854
      4,013   International Business Machines Corp.                      330,952
      9,000   International Game Technology                              316,980
      5,960   International Rectifier Corp. *                            246,923
      7,400   Intuit, Inc. *                                             393,606
      9,140   J.P. Morgan Chase & Co.                                    380,590
      2,000   Johnson & Johnson                                          118,440
      7,770   Juniper Networks, Inc. *                                   148,562
      3,210   Lockheed Martin Corp.                                      241,167
      2,660   Medtronic, Inc.                                            134,995
     24,760   Microsoft Corp.                                            673,720
      8,380   Morgan Stanley                                             526,432
      3,002   Nektar Therapeutics (O) *                                   61,181
      8,180   Northern Trust Corp.                                       429,450
      3,520   Northrop Grumman Corp.                                     240,381
     31,740   Novell, Inc. *                                             243,763
      1,200   Nuvelo, Inc. (O) *                                          21,384
      7,710   Pfizer, Inc.                                               192,133
      3,012   Procter & Gamble Co.                                       173,551
      8,170   Qualcomm, Inc.                                             413,484
      6,520   Quest Diagnostics, Inc.                                    334,476
      6,830   Raytheon Co.                                               313,087
     78,800   Sirius Satellite Radio, Inc. (O) *                         400,304
      6,860   Starbucks Corp. *                                          258,210
      3,900   Theravance, Inc. *                                         109,356
      2,900   Tiffany & Co.                                              108,866
      7,720   Transocean, Inc. *                                         619,916
     10,300   Wal-Mart Stores, Inc.                                      486,572
     10,600   Walt Disney Co.                                            295,634
      4,340   Wyeth                                                      210,577
      3,500   Yahoo!, Inc. *                                             112,910
                                                                   -------------
                                                                      18,627,160
                                                                   -------------
              TOTAL COMMON STOCKS                                     46,856,785
                                                                   -------------
              (Cost $35,610,988)

COMMON STOCK UNIT - 0.63%
              MEXICO - 0.63%
     34,210   Fomento Economico Mexicano, S.A. de C.V.                   312,407
                                                                   -------------
              TOTAL COMMON STOCK UNIT                                    312,407
                                                                   -------------
              (Cost $149,386)

              See accompanying Notes to Portfolios of Investments.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2006

  GLOBAL SECURITIES FUND - PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)   29


                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
PREFERRED STOCKS - 1.11%
              BRAZIL - 0.58%
      6,713   Cia de Bebidas das Americas, ADR                     $     288,390
                                                                   -------------
              GERMANY - 0.53%
        272   Porsche AG                                                 260,822
                                                                   -------------
              TOTAL PREFERRED STOCKS                                     549,212
                                                                   -------------
              (Cost $293,340)

INVESTMENT COMPANIES - 4.52%
              UNITED STATES - 4.52%
  1,353,939   SSgA Prime Money Market Fund                             1,353,939
    873,612   State Street Navigator Securities Lending
              Portfolio (I)                                              873,612
                                                                   -------------
              TOTAL INVESTMENT COMPANIES                               2,227,551
                                                                   -------------
              (Cost $2,227,551)

TOTAL INVESTMENTS - 101.31%                                           49,945,955
                                                                   -------------
(Cost $38,281,265**)

NET OTHER ASSETS AND LIABILITIES - (1.31)%                              (648,362)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $  49,297,593
                                                                   =============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $38,624,421.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

ADR  American Depository Receipt.

PLC  Public Limited Company.

OTHER INFORMATION:

                                                                         % of
Industry Concentration as a Percentage of Net Assets                  Net Assets
----------------------------------------------------                  ----------
Pharmaceuticals                                                             7.3%
Banks                                                                       6.7%
Communications Equipment                                                    5.9%
Semiconductors & Semiconductor Equipment                                    5.7%
Software                                                                    4.9%
Media                                                                       4.5%
Oil, Gas & Consumable Fuels                                                 4.4%
Aerospace & Defense                                                         4.2%
Diversified Financial Services                                              4.1%
Insurance                                                                   4.1%
Wireless Telecommunication Services                                         4.0%
Energy Equipment & Services                                                 3.3%
Household Products                                                          3.2%
Net Other Assets and Liabilities                                            3.2%
Household Durables                                                          2.8%
Specialty Retail                                                            2.7%
Health Care Equipment & Supplies                                            2.4%
Automobiles                                                                 2.3%
Hotels, Restaurants & Leisure                                               2.1%
Electrical Equipment                                                        2.0%
Biotechnology                                                               1.8%
Internet & Catalog Retail                                                   1.8%
Textiles, Apparel & Luxury Goods                                            1.8%
Beverages                                                                   1.7%
Electronic Equipment & Instruments                                          1.7%
Industrial Conglomerates                                                    1.3%
Commercial Services & Supplies                                              1.1%
Health Care Providers & Services                                            1.1%
IT Services                                                                 1.1%
Food Products                                                               1.0%
Multiline Retail                                                            1.0%
Personal Products                                                           0.9%
Computers & Peripherals                                                     0.7%
Food & Staples Retailing                                                    0.5%
Gas Utilities                                                               0.5%
Machinery                                                                   0.5%
Electric Utilities                                                          0.3%
Office Electronics                                                          0.3%
Transportation Infrastructure                                               0.3%
Chemicals                                                                   0.2%
Construction & Engineering                                                  0.2%
Internet Software & Services                                                0.2%
Tobacco                                                                     0.2%
                                                                          -----
                                                                          100.0%
                                                                          =====

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT MARCH 31, 2006

30       INTERNATIONAL STOCK FUND - PORTFOLIO OF INVESTMENTS (UNAUDITED)


                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
COMMON STOCKS - 94.38%
              ARGENTINA - 0.02%
      1,300   Banco Macro Bansud S.A., ADR *                       $      29,809
                                                                   -------------
              AUSTRALIA - 1.02%
     32,409   ABC Learning Centres, Ltd.                                 193,407
    130,763   BlueScope Steel Limited                                    672,613
     20,300   James Hardie Industries N.V.                               137,867
     37,420   John Fairfax Holdings, Ltd.                                107,499
     74,514   Macquarie Infrastructure Group                             203,385
                                                                   -------------
                                                                       1,314,771
                                                                   -------------
              BELGIUM - 1.10%
     30,100   InBev N.V.                                               1,413,919
                                                                   -------------
              BRAZIL - 1.45%
      6,300   Brasil Telecom Participacoes S.A., ADR                     228,627
     28,900   Cia de Concessoes Rodoviarias                              269,450
      6,600   Cia Siderurgica Nacional S.A., ADR                         207,372
      9,000   Gerdau S.A., ADR                                           202,680
     13,600   Grendene S.A.                                              107,648
      5,700   Petroleo Brasileiro, S.A., ADR                             494,019
     13,300   Souza Cruz S.A.                                            202,040
      8,700   Ultrapar Participacoes S.A., ADR                           154,512
                                                                   -------------
                                                                       1,866,348
                                                                   -------------
              CHILE - 0.09%
      4,450   AFP Provida S.A., ADR                                      118,370
                                                                   -------------
              CHINA - 0.32%
      2,690   CNOOC, Ltd., ADR                                           210,304
    246,000   People's Food Holdings, Ltd.                               196,392
                                                                   -------------
                                                                         406,696
                                                                   -------------
              EGYPT - 0.50%
      4,407   Eastern Tobacco                                            268,453
      2,545   Orascom Construction Industries                            104,501
      5,000   Orascom Telecom Holding S.A.E.                             274,902
                                                                   -------------
                                                                         647,856
                                                                   -------------
              FINLAND - 0.23%
      4,500   Amer Sports OYJ                                             91,982
      9,600   Sampo OYJ                                                  202,403
                                                                   -------------
                                                                         294,385
                                                                   -------------
              FRANCE - 12.30%
     33,600   AXA S.A.                                                 1,181,095
     21,000   BNP Paribas                                              1,953,793
      2,700   Carbone Lorraine                                           144,756
     75,200   France Telecom S.A.                                      1,694,115
     13,700   Lafarge S.A.                                             1,554,817
     16,970   Lagardere S.C.A.                                         1,327,553
      2,900   Neopost S.A.                                               315,746
     14,909   Sanofi-Aventis                                           1,420,579
     12,400   Schneider Electric S.A.                                  1,341,055
     12,130   Total S.A.                                               3,205,283
     50,300   Vivendi Universal S.A.                                   1,730,274
                                                                   -------------
                                                                      15,869,066
                                                                   -------------
              GERMANY - 6.06%
      5,900   Allianz AG                                           $     986,700
     18,300   Bayerische Motoren Werke AG                              1,009,560
      8,800   Deutsche Bank AG                                         1,006,726
      1,400   Fielmann AG                                                120,652
      6,200   Fresenius Medical Care AG & Co. KGaA                       742,020
      1,300   Patrizia Immobilien AG *                                    29,192
        351   PUMA AG Rudolf Dassler Sport *                             133,122
     25,600   Siemens AG                                               2,393,885
      3,400   Techem AG                                                  149,642
     16,500   Volkswagen AG                                            1,247,926
                                                                   -------------
                                                                       7,819,425
                                                                   -------------
              GREECE - 0.33%
      3,200   Hellenic Exchanges S.A.                                     50,494
      4,940   OPAP S.A.                                                  189,119
      6,225   Piraeus Bank S.A.                                          188,898
                                                                   -------------
                                                                         428,511
                                                                   -------------
              HONG KONG - 0.79%
     64,000   China Netcom Group Corp., Hong Kong, Ltd.                  112,990
     33,145   Esprit Holdings, Ltd.                                      257,986
    122,000   Hutchison Telecommunications International, Ltd. *         208,313
    484,000   Pacific Basin Shipping, Ltd.                               222,978
    239,000   SA SA International Holdings, Ltd.                          86,238
    168,000   Texwinca Holdings, Ltd.                                    127,733
                                                                   -------------
                                                                       1,016,238
                                                                   -------------
              HUNGARY - 0.24%
        850   Gedeon Richter Rt.                                         171,500
      1,360   MOL Magyar Olaj-es Gazipari Rt.                            139,669
                                                                   -------------
                                                                         311,169
                                                                   -------------
              INDIA - 1.11%
     10,700   Hero Honda Motors, Ltd.                                    214,240
     48,700   Hindalco Industries, Ltd., GDR (C)                         199,651
     27,400   Hindustan Lever, Ltd.                                      166,247
      7,568   Oil & Natural Gas Corp., Ltd.                              221,938
     17,666   Satyam Computer Services, Ltd.                             335,852
      6,700   State Bank of India, Ltd., GDR (C)                         291,213
                                                                   -------------
                                                                       1,429,141
                                                                   -------------
              INDONESIA - 0.66%
  1,077,500   Bank Mandiri Persero Tbk PT                                200,393
     13,600   Telekomunikasi Indonesia Tbk PT, ADR                       412,216
    472,000   United Tractors Tbk PT                                     233,741
                                                                   -------------
                                                                         846,350
                                                                   -------------
              IRELAND - 2.51%
     16,514   Anglo Irish Bank Corp. PLC                                 272,600
     77,169   Bank of Ireland                                          1,437,800
     33,968   CRH PLC                                                  1,187,891
      8,713   DCC PLC                                                    203,209
      5,800   Irish Life & Permanent PLC                                 139,393
                                                                   -------------
                                                                       3,240,893
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2006

 INTERNATIONAL STOCK FUND - PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)  31


                                                                       Value
   Shares                                                             (Note 1)
-----------                                                        -------------
COMMON STOCKS (CONTINUED)
              ISRAEL - 0.22%
     62,500   Bank Hapoalim B.M.                                   $     290,050
          1   Koor Industries, Ltd. *                                         45
                                                                   -------------
                                                                         290,095
                                                                   -------------
              ITALY - 6.79%
     26,100   Assicurazioni Generali SpA                                 984,620
     44,467   Banco Popolare di Verona e Novara S.c.r.l.               1,178,793
    164,350   Enel SpA                                                 1,392,426
     62,300   ENI SpA                                                  1,775,551
      3,700   Lottomatica SpA *                                          157,187
     77,600   Mediaset SpA                                               915,535
    276,900   Telecom Italia SpA                                         809,164
    213,808   UniCredito Italiano SpA                                  1,548,038
                                                                   -------------
                                                                       8,761,314
                                                                   -------------
              JAPAN - 20.21%
      3,600   ABC-Mart, Inc.                                              97,128
      3,500   Aoyama Trading Co., Ltd.                                   115,877
      5,200   Asahi Pretec Corp.                                         162,867
     17,600   Asia Securities Printing Co. Ltd.                          165,672
     28,000   Bosch Corp.                                                132,261
      8,000   Chiyoda Corp.                                              186,561
      3,000   Credit Saison Co., Ltd.                                    166,220
      3,300   Daito Trust Construction Co., Ltd.                         172,450
      9,400   Dodwell BMS Ltd.                                            77,043
      1,700   Don Quijote Co., Ltd.                                      128,627
        253   eAccess, Ltd.                                              195,949
        198   East Japan Railway Co.                                   1,469,475
      3,500   Eizo Nanao Corp.                                           120,048
      5,000   Hisamitsu Pharmaceutical Co., Inc.                         125,112
      2,400   Hogy Medical Co., Ltd.                                     128,278
     28,600   Hoya Corp.                                               1,156,219
      4,200   Ito En, Ltd.                                               147,274
      4,900   JSR Corp.                                                  145,964
      5,600   Leopalace21 Corp.                                          210,664
      5,500   Mars Engineering Corp.                                     148,857
        219   Mitsubishi UFJ Financial Group, Inc.                     3,355,036
     15,900   Murata Manufacturing Co., Ltd.                           1,078,539
     13,500   Nidec Corp.                                              1,109,920
    171,600   Nissan Motor Co. Ltd.                                    2,041,762
     11,400   Nissen Co. Ltd.                                            187,744
        109   NIWS Co., HQ, Ltd.                                         127,095
     88,500   Nomura Holdings, Inc.                                    1,977,212
     10,500   OSG Corp.                                                  223,861
      5,200   Rinnai Corp.                                               156,228
      3,200   Secom Techno Service Co., Ltd. *                           132,908
     31,200   Sony Corp.                                               1,447,210
    110,000   Sumitomo Trust & Banking Co., Ltd.                       1,275,118
     15,000   Suruga Bank, Ltd.                                          203,115
      5,600   Takamatsu Corp.                                            119,154
     33,700   Takeda Pharmaceutical Co., Ltd.                          1,924,567
      4,000   THK Co., Ltd.                                              128,686
    284,000   Tokyo Gas Co., Ltd.                                      1,244,819
     22,600   Toyota Motor Corp.                                       1,236,801
      1,750   USS Co., Ltd.                                              119,452
     77,000   Yamato Holdings Co., Ltd.                            $   1,579,386
     64,400   Yokogawa Electric Corp.                                  1,148,287
                                                                   -------------
                                                                      26,069,446
                                                                   -------------
              MEXICO - 0.95%
      2,200   CEMEX, S.A. de C.V., ADR                                   143,616
      5,580   Desarrolladora Homex S.A. de C.V., ADR *                   197,141
      2,780   Fomento Economico Mexicano S.A. de C.V., ADR               254,815
     85,700   Grupo Mexico S.A. de C.V.                                  242,184
     10,600   Grupo Televisa S.A., ADR                                   210,940
     50,000   Kimberly-Clark de Mexico, S.A. de C.V., Class A            170,704
                                                                   -------------
                                                                       1,219,400
                                                                   -------------
              MOROCCO - 0.17%
     14,600   Maroc Telecom *                                            218,192
                                                                   -------------
              NETHERLANDS - 3.28%
      2,887   Boskalis Westminster                                       186,776
      7,092   Fugro N.V.                                                 273,313
      1,901   Hunter Douglas N.V.                                        126,447
     33,600   Royal Dutch Shell PLC, Class A                           1,053,035
      1,362   SBM Offshore N.V.                                          136,802
     60,800   TNT N.V.                                                 2,108,438
     10,500   Trader Media East Ltd., GDR *                               99,750
      3,375   USG People N.V.                                            244,770
                                                                   -------------
                                                                       4,229,331
                                                                   -------------
              NORWAY - 2.22%
    114,100   Den Norske Bank ASA                                      1,537,560
      6,100   Ekornes ASA                                                125,746
     35,600   Statoil ASA                                              1,027,409
     10,700   Stolt Offshore S.A. *                                      168,288
                                                                   -------------
                                                                       2,859,003
                                                                   -------------
              PERU - 0.13%
      6,200   Credicorp, Ltd.                                            164,176
                                                                   -------------
              PHILIPPINES - 0.19%
      6,500   Philippine Long Distance Telephone Co., ADR                244,205
                                                                   -------------
              RUSSIA - 0.39%
      9,100   Evraz Group S.A., GDR                                      232,050
      8,305   Mobile Telesystems OJSC, ADR                               274,896
                                                                   -------------
                                                                         506,946
                                                                   -------------
              SINGAPORE - 0.87%
    270,800   Oversea-Chinese Banking Corp.                            1,122,852
                                                                   -------------
              SOUTH AFRICA - 1.26%
     12,900   Aquarius Platinum, Ltd.                                    182,632
     43,600   Edgars Consolidated Stores, Ltd.                           272,651
     12,900   Kumba Resources, Ltd.                                      233,709
     48,594   Murray & Roberts Holdings, Ltd.                            218,693
     79,800   Old Mutual PLC                                             279,319

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT MARCH 31, 2006

                                                                       Value
   Shares                                                            (Note 1)
-----------                                                       --------------
COMMON STOCKS (CONTINUED)
              SOUTH AFRICA (CONTINUED)
     33,230   Sanlam, Ltd.                                        $       89,081
     95,722   Steinhoff International Holdings, Ltd.                     345,252
                                                                  --------------
                                                                       1,621,337
                                                                  --------------
              SOUTH KOREA - 2.53%
        950   Hite Brewery Co., Ltd.                                     135,414
      1,290   Hyundai Motor Co.                                          108,468
     13,100   Kangwon Land, Inc.                                         258,859
      8,201   Kookmin Bank                                               708,140
      6,600   KT Corp., ADR                                              140,580
      3,590   LG Electronics, Inc.                                       291,146
      3,800   LG Household & Health Care, Ltd.                           265,939
      7,900   LG.Philips LCD Co., Ltd., ADR *                            179,330
      2,230   Samsung Electronics Co., Ltd., GDR (C)                     728,653
      1,400   Samsung SDI Co., Ltd.                                      113,827
      3,400   Shinhan Financial Group Co., Ltd.                          152,215
      2,700   SK Corp.                                                   181,176
                                                                  --------------
                                                                       3,263,747
                                                                  --------------
              SPAIN - 1.24%
      5,500   Abengoa, S.A.                                              135,053
     47,600   Banco Bilbao Vizcaya Argentaria S.A.                       994,918
      6,352   Corp. Mapfre S.A.                                          129,606
      9,000   Indra Sistemas, S.A.                                       183,308
      6,200   Prosegur Cia de Seguridad S.A.                             156,908
                                                                  --------------
                                                                       1,599,793
                                                                  --------------
              SWEDEN - 1.42%
     15,740   Elekta AB, Class B                                         260,366
     13,000   Getinge AB                                                 210,858
     14,100   Lindex AB *                                                208,734
      9,200   Swedish Match AB                                           126,129
    269,000   Telefonaktiebolaget LM Ericsson                          1,024,993
                                                                  --------------
                                                                       1,831,080
                                                                  --------------
              SWITZERLAND - 8.81%
     25,100   Compagnie Financiere Richemont AG, Class A               1,204,276
     42,430   Credit Suisse Group                                      2,382,647
        130   Geberit AG                                                 124,247
     11,300   Julius Baer Holding AG                                   1,022,738
      6,430   Nestle S.A.                                              1,910,268
     56,300   Novartis AG                                              3,133,420
      6,750   Zurich Financial Services AG                             1,586,909
                                                                  --------------
                                                                      11,364,505
                                                                  --------------
              TAIWAN - 1.23%
     58,580   Advantech Co., Ltd.                                        162,248
    212,243   Chinatrust Financial Holding Co.                           150,722
      6,700   Chunghwa Telecom Co., Ltd., ADR                            131,253
     49,000   Delta Electronics, Inc.                                    113,976
     10,692   Delta Electronics, Inc., GDR (C)                           124,367
    189,000   Fubon Financial Holding Co., Ltd.                          160,128
     52,186   HON HAI Precision Industry Co., Ltd.                $      323,163
    170,549   Taiwan Semiconductor Manufacturing Co., Ltd.               337,331
      7,900   Taiwan Semiconductor Manufacturing Co., Ltd., ADR           79,474
                                                                  --------------
                                                                       1,582,662
                                                                  --------------
              THAILAND - 0.08%
    137,500   Thai Union Frozen Products Public Co., Ltd.                106,164
                                                                  --------------
              TURKEY - 0.21%
     16,398   Turkcell Iletisim Hizmet A.S., ADR                         273,355
                                                                  --------------
              UNITED KINGDOM - 13.45%
    115,700   BAE Systems PLC                                            846,681
    167,500   Barclays PLC                                             1,962,071
     82,400   BP PLC                                                     947,308
     10,289   Bunzl PLC                                                  122,224
     25,759   Cattles PLC                                                164,981
      8,768   Collins Stewart Tullett PLC                                110,942
    145,700   Diageo PLC                                               2,297,152
     76,252   Enodis PLC                                                 198,932
      8,300   Enterprise Inns PLC                                        137,429
     23,410   Filtrona PLC                                               132,937
     38,240   Imperial Tobacco Group PLC                               1,135,308
     12,400   Intertek Group PLC                                         177,386
      5,443   Man Group PLC                                              233,355
    179,300   Marks and Spencer Group PLC                              1,735,433
    122,232   National Grid PLC                                        1,217,090
      9,700   Northgate PLC                                              191,483
      9,400   Premier Oil PLC *                                          153,680
     28,000   Reckitt Benckiser PLC                                      986,643
    104,631   Regus Group PLC *                                          206,547
     57,400   Royal Bank of Scotland Group PLC                         1,869,873
      6,850   Signet Group PLC, ADR                                      130,013
    236,000   Tesco PLC                                                1,354,529
    435,773   Vodafone Group PLC                                         913,292
     12,300   William Hill PLC                                           128,250
                                                                  --------------
                                                                      17,353,539
                                                                  --------------
              TOTAL COMMON STOCKS                                    121,734,089
                                                                  --------------
              (Cost $94,516,751)

COMMON STOCK UNIT - 0.17%
              IRELAND - 0.17%
     16,736   Grafton Group PLC *                                        220,002
                                                                  --------------
              TOTAL COMMON STOCK UNIT                                    220,002
                                                                  --------------
              (Cost $171,496)

              See accompanying Notes to Portfolios of Investments.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2006

INTERNATIONAL STOCK FUND - PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)   33


                                                                       Value
   Shares                                                            (Note 1)
-----------                                                       --------------
PREFERRED STOCKS - 1.53%
              BRAZIL - 1.24%
     10,400   Bradespar S.A.                                      $      345,789
    317,900   Caemi Mineracao e Metalurgica S.A.                         560,311
      6,420   Cia de Bebidas das Americas, ADR                           275,803
     67,000   Klabin S.A.                                                140,907
     10,320   Telemar Norte Leste S.A.                                   269,707
                                                                  --------------
                                                                       1,592,517
                                                                  --------------
              SOUTH KOREA - 0.29%
      2,150   Hyundai Motor Co.                                          115,062
     13,100   Lotte Shopping Co., Ltd., GDR (C) *                        264,358
                                                                  --------------
                                                                         379,420
                                                                  --------------
              TOTAL PREFERRED STOCKS                                   1,971,937
                                                                  --------------
              (Cost $1,417,579)

WARRANTS AND RIGHTS - 0.00%
              JAPAN - 0.00%
        120   Belluna Co., Ltd. Exp. 12/31/30
              (Exercise Price $31.17) (L) *                                  619
                                                                  --------------
              TOTAL WARRANTS AND RIGHTS                                      619
                                                                  --------------
              (Cost $113)

INVESTMENT COMPANY - 3.77%
              UNITED STATES - 3.77%
  4,868,437   SSgA Prime Money Market Fund                             4,868,437
                                                                  --------------
              TOTAL INVESTMENT COMPANY                                 4,868,437
                                                                  --------------
              (Cost $4,868,437)

TOTAL INVESTMENTS - 99.85%                                           128,795,084
                                                                  --------------

(Cost $100,974,376**)

NET OTHER ASSETS AND LIABILITIES - 0.15%                                 192,612
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  128,987,696
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $101,345,106.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(L) Security valued at fair value using methods determined in good faith by or at the discretion of the Board of Trustees (see note 1).

ADR  American Depository Receipt.

GDR  Global Depository Receipt.

PLC  Public Limited Company.

OTHER INFORMATION:

Industry Concentration as a Percentage of Net Assets   % of Net Assets
----------------------------------------------------   ---------------
Banks                                                        19.5%
Oil, Gas & Consumable Fuels                                   7.3%
Pharmaceuticals                                               5.3%
Automobiles                                                   4.6%
Insurance                                                     4.2%
Electronic Equipment & Instruments                            4.0%
Net Other Assets less Liabilities                             3.9%
Diversified Telecommunication Services                        3.7%
Beverages                                                     3.5%
Media                                                         3.4%
Electrical Equipment                                          3.0%
Diversified Financial Services                                2.8%
Construction Materials                                        2.4%
Road & Rail                                                   2.4%
Metals & Mining                                               2.1%
Electric Utilities                                            2.0%
Household Durables                                            2.0%
Multiline Retail                                              1.9%
Food Products                                                 1.7%
Air Freight & Logistics                                       1.6%
Commercial Services & Supplies                                1.3%
Tobacco                                                       1.3%
Semiconductors & Semiconductor Equipment                      1.2%
Textiles, Apparel & Luxury Goods                              1.2%
Food & Staples Retailing                                      1.1%
Wireless Telecommunication Services                           1.1%
Gas Utilities                                                 1.0%
Household Products                                            1.0%
Communications Equipment                                      0.8%
Aerospace & Defense                                           0.7%
Hotels, Restaurants & Leisure                                 0.7%
Construction & Engineering                                    0.6%
Health Care Providers & Services                              0.6%
Machinery                                                     0.6%
Real Estate                                                   0.6%
Specialty Retail                                              0.6%
Energy Equipment & Services                                   0.5%
Health Care Equipment & Supplies                              0.5%
IT Services                                                   0.4%
Transportation Infrastructure                                 0.4%
Chemicals                                                     0.3%
Distributors                                                  0.3%
Industrial Conglomerates                                      0.3%
Building Products                                             0.2%
Internet Software & Services                                  0.2%
Leisure Equipment & Products                                  0.2%
Marine                                                        0.2%
Office Electronics                                            0.2%
Personal Products                                             0.2%
Auto Components                                               0.1%
Computers & Peripherals                                       0.1%
Internet & Catalog Retail                                     0.1%
Paper & Forest Products                                       0.1%
                                                            -----
                                                            100.0%
                                                            =====

QUARTERLY HOLDINGS REPORT MARCH 31, 2006

34               NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)


1.   SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund, collectively, the "funds", in the preparation of its financial statements.

     Portfolio Valuation

     Securities and other investments are valued as follows: Equity securities and exchange-traded funds listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Ultra Series Fund (the "Fund") or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value (NAV) which is calculated as of 3:00 p.m. Central Time on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Money Market Fund are valued on an amortized cost basis.

     Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange on which the contracts are primarily traded. The Adviser's Securities Valuation Committee ("the Committee") shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.

     The value of all assets and liabilities denominated in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Standard
     Time) Reuters spot rate.

     All other securities for which either quotations are not readily available, no other sales have occurred, or do not in MEMBERS Capital Advisors' (the "Investment Adviser") opinion, reflect the current market value are appraised at their fair values as determined in good faith by the Investment Adviser and under the general supervision of the Board of Trustees.

     A fund's investments will be valued at fair value if in the judgment of the Committee an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated at 3:00 p.m. Central Time. Significant events may include, but are not limited to the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; ADRs, GDRs or other related receipts; currency spot or forward markets that trade after pricing of foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Fund.

     Security Transactions and Investment Income

     Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Amortization and accretion are recorded on the effective yield method.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2006

           NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)         35


     Repurchase Agreements

     Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. At March 31, 2006, none of the funds have open repurchase agreements.

     The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the funds' custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that the repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing it rights.

     Foreign Currency Transactions

     The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

     The High Income, Mid Cap Value, Mid Cap Growth, Global Securities and International Stock Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     The funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

     Forward Foreign Currency Exchange Contracts

     Each fund, except the Money Market Fund, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The funds' net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. As of March 31, 2006, none of the funds have open forward foreign currency exchange contracts.

     If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or liquid high grade debt securities in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.

     Futures Contracts

     Each fund, except the Money Market Fund, may purchase and sell futures contracts and purchase and write options on futures contracts. The funds will engage in futures contracts or related options transactions to hedge certain market positions. Upon entering into a futures contract, the fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the fund each day, depending on the daily fluctuations in the fair value of the futures contract. When a fund enters into a futures contract, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. The fund recognizes a gain or loss equal to the daily change in the value of the futures contracts. Should market conditions move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. At March 31, 2006, none of the funds have open futures contracts.

QUARTERLY HOLDINGS REPORT MARCH 31, 2006

36         NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)


     Delayed Delivery Securities

     Each fund may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often more than a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. At March 31, 2006, none of the funds have entered into such transactions.

2.   FOREIGN SECURITIES

     Each fund may invest in foreign securities, however, the Money Market Fund is limited to U.S. dollar-denominated foreign money market securities. Foreign securities refer to securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., (2) issued by foreign governments or their agencies or instrumentalities, (3) principally traded outside the U.S., or (4) quoted or denominated in a foreign currency. Foreign securities include ADRs, EDRs, GDRs, SDRs and foreign money market securities. Dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

3.   SECURITIES LENDING

     Each fund, except the Money Market Fund, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. At March 31, 2006, cash collateral received for funds engaged in securities lending was invested in the State Street Navigator Securities Lending Prime Portfolio. Additionally, the Bond and Balanced Funds received non-cash collateral, which they are not permitted to sell or repledge, in the amounts of $1,380,249 and $280,213, respectively. The value of all cash collateral is included within the Portfolio of Investments.

     The value of securities on loan at March 31, 2006 is as follows:

FUND                VALUE OF SECURITIES ON LOAN
----                ---------------------------
Bond                        $137,323,983
High Income                   22,592,391
Balanced                      74,252,338
Large Cap Value               28,860,268
Large Cap Growth              34,395,170
Mid Cap Value                 28,327,800
Mid Cap Growth                10,701,261
Global Securities                848,998

     The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2006

          NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)          37


4.   TAX INFORMATION

     At March 31, 2006, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

FUND                  APPRECIATION   DEPRECIATION        NET
----                  ------------   ------------   ------------
Bond                  $  3,016,174   $(14,447,731)  $(11,431,557)
High Income              1,915,001     (1,142,715)       772,286
Balanced               108,740,295    (15,456,736)    93,283,559
Large Cap Value        255,525,509    (21,637,798)   233,887,711
Large Cap Growth        80,211,328    (16,611,645)    63,599,683
Mid Cap Value           57,167,177     (4,682,363)    52,484,814
Mid Cap Growth          62,403,278     (7,422,379)    54,980,899
Global Securities       11,678,698       (357,164)    11,321,534
International Stock     28,233,149       (783,171)    27,449,978

     The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses.

5.   CONCENTRATION OF RISK

     Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves risk other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. Each fund, except the Money Market Fund, may enter into these contracts, primarily to protect the fund from adverse currency movements.

     Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

     The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized ratings agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

QUARTERLY HOLDINGS REPORT MARCH 31, 2006

38                         OTHER INFORMATION (UNAUDITED)


PROXY VOTING POLICIES, PROCEDURES AND RECORDS. A description of the policies and procedures used by the Fund to vote proxies related to portfolio securities is available to shareholders at no cost on the SEC's website at www.sec.gov or by calling CUNA Mutual Life Insurance Company at 1-800-798-5500. The proxy voting records for the funds for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the SEC's website at www.sec.gov.

ANNUAL AND SEMIANNUAL REPORTS. The Funds' annual and semiannual reports provide additional information about the Fund's investments. The reports contain a discussion of the market conditions and investment strategies that significantly affect each fund's performance during the last fiscal year, except the Money Market Fund, and financial statements for the funds. The reports are available to shareholders at no cost on the SEC's website at www.sec.gov or by contacting your broker or calling CUNA Mutual Life Insurance Company at 1-800-798-5500.

                                        QUARTERLY HOLDINGS REPORT MARCH 31, 2006

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ULTRA SERIES FUND


By: /s/ David P. Marks
    ---------------------------------
    David P. Marks
    President

Date: 05/30/06

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ David P. Marks
    ---------------------------------
    David P. Marks
    President, Ultra Series Fund

Date: 05/30/06


By: /s/ Mary E. Hoffmann
    ---------------------------------
    Mary E. Hoffmann
    Treasurer, Ultra Series Fund

Date: 05/18/06